Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	Ituran Location & Control Ltd.
Entity Central Index Key	0001337117
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,475,431

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 29,453	$ 35,270
Investments in marketable securities		68
Accounts receivable (net of allowance for doubtful accounts)	26,190	25,294
Loan to former employee		340
Other current assets (Note 2)	15,399	15,165
Inventories (Note 3)	14,747	10,881
Total current assets	85,789	87,018
Long-term investments and other assets
Deposit in Escrow (Note 12A1)	4,939	4,888
Investments in affiliated company (Note 4A)	160	207
Investments in other company (Note 4B)	82	80
Other non-current assets (Note 5)	1,890	2,216
Deferred income taxes (Note 16)	4,174	5,568
Funds in respect of employee rights upon retirement	5,515	4,741
Total non-current assets	16,760	17,700
Property and equipment, net (Note 6)	34,156	40,870
Intangible assets, net (Note 7)	2,591	3,355
Goodwill (Note 8)	8,043	8,514
Total assets	147,339	157,457
Current liabilities
Credit from banking institutions (Note 9)	221	390
Accounts payable	9,524	9,319
Deferred revenues	9,526	7,869
Other current liabilities (Note 10)	22,373	20,966
Total current liabilities	41,644	38,544
Long-term liabilities
Long term Loans (Note 11)		173
Liability for employee rights upon retirement	7,915	6,865
Provision for contingencies	3,864	4,250
Other non-current liabilities	460	753
Deferred revenues	806	728
Deferred income taxes (Note 16)	643	792
Total non-current liabilities	13,688	13,561
Contingent liabilities, liens and guarantees (Note 12)
Stockholders' equity (Note 13)
Share capital - ordinary shares of NIS 0.33 1/3 par value: Authorized - December 31, 2012 and 2011 - 60,000,000 shares Issued and outstanding - December 31, 2012 and 2011 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,927	71,927
Accumulated other comprehensive income	11,984	14,153
Retained earning	32,187	43,185
Treasury stock at cost - December 31, 2012 and 2011 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	88,027	101,194
Non-controlling interests	3,980	4,158
Total equity	92,007	105,352
Total liabilities and equity	$ 147,339	$ 157,457

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.3333	0.3333	$ 0.3333
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431	23,475,431
Treasury stock, shares	2,507,314	2,507,314	2,507,314

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Location-based services	$ 114,565	$ 120,410	$ 108,101
Wireless communications products	35,753	39,757	39,724
Total revenues	150,318	160,167	147,825
Cost of revenues:
Location-based services	46,371	50,977	42,137
Wireless communications products	29,786	29,758	33,037
Total cost of revenues	76,157	80,735	75,174
Gross profit	74,161	79,432	72,651
Research and development expenses	669	631	481
Selling and marketing expenses	8,489	8,543	8,675
General and administrative expenses	33,439	34,984	31,671
Other expenses, net (Note 14)	1,617	8,691	1,156
Operating income	29,947	26,583	30,668
Other (expenses) income	6,755	(819)	(14,745)
Financing income, net (Note 15)	987	2,100	139
Income before income tax	37,689	27,864	16,062
Income tax (Note 16)	(11,690)	(5,655)	(6,286)
Share in losses of affiliated companies, net	(39)	(23)	(3)
Net income for the year	25,960	22,186	9,773
Less: Net income attributable to non-controlling interest	(1,080)	(908)	(1,071)
Net income attributable to the Company	$ (24,880)	$ (21,278)	$ (8,702)
Basic and diluted earnings per share attributable to Company's stockholders (Note 17)	$ 1.19	$ 1.01	$ 0.42
Basic and diluted weighted average number of shares outstanding
Basic	20,968	20,968	20,968
Diluted	20,968	20,968	20,968

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income for the year	$ 25,960	$ 22,186	$ 9,773
Other comprehensive income:
Foreign currency translation adjustment	(2,286)	(9,448)	5,295
Unrealized loss in respect of derivative financial instruments designated for cash flow hedge, net			(103)
Realized loss in respect of derivative financial instrument designated for cash flow hedge			225
Other comprehensive income (loss)	(2,286)	(9,448)	5,417
Comprehensive income	23,674	12,738	15,190
Less: comprehensive income attributable to non-controlling interests	(963)	(533)	(1,298)
Comprehensive income attributable to the Company	$ 22,711	$ 12,205	$ 13,892

Consolidated Statements Of Changes In Equity In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member] USD ($)	Additional Paid In Capital [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Non-Controlling Interests [Member] USD ($)	Total USD ($)	Total
Balance at Dec. 31, 2009	$ 1,983	$ 73,554	$ 18,036	$ 66,607	$ (30,054)	$ 3,717	$ 133,843
Balance, shares at Dec. 31, 2009	23,476
Changes During Period:
Net income				8,702		1,071	9,773
Other comprehensive income			5,068			227	5,295
Acquisition of non-controlling interests		(1,627)				(623)	(2,250)
Dividend paid				(31,620)			(31,620)
Balance at Dec. 31, 2010	1,983	71,927	23,226	43,689	(30,054)	4,392	115,163
Balance, shares at Dec. 31, 2010	23,476
Changes During Period:
Net income				21,278		908	22,186
Other comprehensive income			(9,073)			(375)	(9,448)
Dividend paid to non-controlling interest						(767)	(767)
Dividend paid				(21,782)			(21,782)
Balance at Dec. 31, 2011	1,983	71,927	14,153	43,185	(30,054)	4,158	105,352
Balance, shares at Dec. 31, 2011	23,476
Changes During Period:
Net income				24,880		1,080	25,960
Other comprehensive income			(2,169)			(117)	(2,286)
Dividend paid to non-controlling interest						(1,141)	(1,141)
Dividend paid				(33,308)			(33,308)
Dividends declared				(2,570)			(2,570)
Balance at Dec. 31, 2012	$ 1,983	$ 71,927	$ 11,984	$ 32,187	$ (30,054)	$ 3,980	$ 92,007
Balance, shares at Dec. 31, 2012	23,476

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income for the year	$ 25,960	$ 22,186	$ 9,773
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill	14,671	17,801	15,875
Exchange differences on principal of deposit and loans, net	55	(429)	839
Gains in respect of trading marketable securities	(2)	(27)	(5)
Increase in liability for employee rights upon retirement	888	854	667
Share in losses of affiliated companies, net	39	23	3
Deferred income taxes	1,698	(2,224)	(1,159)
Capital losses (gains) on sale of property and equipment, net	23	63	(299)
Decrease (increase) in accounts receivable	(300)	3,649	(4,669)
Decrease (increase) in other current assets	2,023	(1,784)	(3,728)
Increase in inventories	(3,609)	(2,985)	(73)
Decrease in accounts payable	(372)	(180)	(3,810)
Increase in deferred revenues	1,532	1,550	1,752
Increase (decrease) in other current liabilities	(2,445)	7,355	3,568
Write-off of account receivable in respect of sale of subsidiary	(484)
Litigation obligation (litigation obligation adjustment)	(7,462)		14,745
Net cash provided by operating activities	32,215	45,852	33,479
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(662)	(563)	(662)
Capital expenditures	(9,676)	(16,161)	(18,344)
Intangible assets expenditures		(74)	(90)
Deposit in escrow		8,223
Deposit	(291)	384	(52)
Proceeds from sale of property and equipment	319	614	1,286
Investments in marketable securities			(2,664)
Sale of marketable securities	70	1,418	5,552
Repayment of loan to a former employee	355
Company no longer consolidated (Appendix A)	326
Adjustment of proceeds received from sale of subsidiary		(4,650)
Net cash used in investment activities	(9,559)	(10,809)	(14,974)
Cash flows from financing activities
Short term credit from banking institutions, net	(310)	299	46
Repayment of long term loans	(44)	(46)	(18)
Acquisition of non-controlling interests			(2,250)
Dividend paid	(33,308)	(21,782)	(31,620)
Dividend paid to non-controlling interest	(1,141)	(767)
Settlement of litigation obligation in connection with financing transaction	7,462	(22,419)
Net cash used in financing activities	(27,341)	(44,715)	(33,842)
Effect of exchange rate changes on cash and cash equivalents	(1,132)	(1,732)	1,198
Net decrease in cash and cash equivalents	(5,817)	(11,404)	(14,139)
Balance of cash and cash equivalents at beginning of year	35,270	46,674	60,813
Balance of cash and cash equivalents at end of year	29,453	35,270	46,674
Supplementary information on investing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	357	259	297
Dividends declared	(2,570)
Appendix A - Company no longer consolidated
Working capital (excluding cash and equivalents and inventory), net	130
Account receivable in respect of sale of subsidiary	430
Property and equipment, net	(750)
Intangible assets	(136)
Company no longer consolidated	326
Supplementary disclosure of cash flow information
Interest paid	518	470	85
Income taxes paid, net of refunds	$ 8,950	$ 9,007	$ 10,475

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
NOTE 1	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General

1.	Operations

a.

Ituran Location and Control Ltd. (the "Company") commenced operations in 1994.  The Company and its subsidiaries (the "Group") are engaged in the provision of location-based services and machine-to-machine wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

b.	Regarding litigation with respect to the sale of the subsidiary Telematics Wireless Ltd., see Note 12A1.

c.	Regarding the district court decision with respect to Leonardo P.L.'s claim, see Note 12A2.

d.	Regarding the tax dispute in Brazil, see Note 12A3.

2.	Functional currency and translation to the reporting currency

The functional currency of theCompany and its subsidiaries located in Israel is the New Israeli Shekel("NIS"), which is the local currency in which those entitiesoperate.  The functional currency of the foreign subsidiaries of theGroup is their respective local currency.

The consolidated financialstatements of the Company and all of its subsidiaries were translated into U.S.dollars in accordance with the standards of the Financial Accounting StandardsBoard ("FASB").  Accordingly, assets and liabilities weretranslated from local currencies to U.S. dollars using yearend exchange rates,and income and expense items were translated at average exchange rates duringthe year.

Gains or losses resulting fromtranslation adjustments (which result from translating an entity's financialstatements into U.S. dollars if its functional currency is different than theU.S. dollar) are reported in other comprehensive income and are reflected inequity, under "accumulated other comprehensive income (loss)".

Balances denominated in, or linkedto foreign currency are stated on the basis of the exchange rates prevailing atthe balance sheet date.  For foreign currency transactions includedin the statement of income, the exchange rates applicable on the relevanttransaction dates are used.  Transaction gains or losses arising fromchanges in the exchange rates used in the translation of such balances arecarried to financing income or expenses.

The following table presents dataregarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2012	3.733	2.0435	112.15 points
2011	3.821	1.8758	110.34 points
2010	3.549	1.6662	108.00 points
Increase (decrease) during the year:
2012	(2.30)%	(8.94)%	1.6%
2011	7.66%	12.57%	2.2%
2010	(5.99)%	(4.31)%	2.7%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

A.	General (cont.)

3.	Basis of presentation

The consolidated financialstatements were prepared in accordance with accounting principles generallyaccepted in the United States of America ("US GAAP").

4.	Use of estimates in the preparation of financial statements

The preparation of financialstatements in conformity with US GAAP requires management to make estimates andassumptions that affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the consolidatedfinancial statements, and the reported amounts of revenues and expenses duringthe reporting periods.  Actual results could differ from theestimates.

As applicable to these consolidatedfinancial statements, the most significant estimates and assumptions relate tocontingencies, revenue recognition, valuation of goodwill, deferred taxes andtax liabilities and uncertainties.

B.	Principles of consolidation

The consolidated financialstatements include the accounts of the Company and all of itssubsidiaries.  In these financial statements, the term "subsidiary"refers to a company over which the Company exerts control (ownership interestof more than 50%), and the financial statements of which are consolidated withthose of the Company.  Significant intercompany transactions andbalances are eliminated upon consolidation; profits from intercompany sales,not yet realized outside of the Group, are also eliminated.  Non-controllinginterests are presented in equity.

C.	Cash and cash equivalents

The Group considers all highlyliquid investments, which include short-term bank deposits that are notrestricted as to withdrawal or use, and short-term debentures, with originalperiods to maturity not exceeding three months, to be cash equivalents.

D.	Deposits in escrow

Restricted cash is invested incertificates of deposit, which are used to ensure certain representations andwarranties to third parties.  See Note 12A1.

Such deposits are presented in thebalance sheets as current assets or as long-term assets based on management'sassessment regarding their realization.

E.	Marketable securities

The Company accounts for investmentsin marketable securities in accordance with ASC Topic 320-10, "Investments- Debt and Equity Securities" ("ASC Topic 320-10"). Managementdetermines the appropriate classification of its investments in marketablesecurities at the time of purchase and reassesses such determination at eachbalance sheet date.

As of December 31, 2011, theinvestments in marketable securities covered by ASC Topic 320-10 weredesignated by management as trading securities.

Trading securities are stated atmarket value. The changes in market value are charged to financing income orexpenses.

E.	Marketable securities (cont.)

Trading gains for the years 2012,2011 and 2010, in respect of trading securities held by the Group wereinsignificant.

F.	Treasury stock

Company shares held by the Companyand its subsidiary are presented as a reduction of equity, at their cost to theCompany or to the subsidiary, under the caption "Treasury Stock". Gains andlosses upon sale of these shares, net of related income taxes, are recorded asadditional paid in capital.

G.	Allowance for doubtful accounts

The allowance for doubtful accountsis determined with respect to amounts the Group has determined to be doubtfulof collection. In determining the allowance for doubtful accounts, the Companyconsiders, among other things, its past experience with customers, the lengthof time that the balance is post due, the customer's current ability to pay andavailable information about the credit risk on such customers.  Seealso Note 20A.

The allowance in respect of accountsreceivable at December 31, 2012 and 2011 was US$ 1,356,000 andUS$ 1,302,000, respectively.

H.	Inventories

Inventories are stated at the lowerof cost or market.  Cost is determined as follows: raw materials andfinished products – mainly on the basis of first-in, first-out (FIFO); work inprogress – on the basis of direct production costs including materials, laborand subcontractors.

I.	Investment in affiliated companies

Investments in companies in whichthe Group has significant influence (ownership interest of between 20% and 50%)but less than controlling interests, are accounted for by the equitymethod.  Income on intercompany sales, not yet realized outside ofthe Group, was eliminated.  The Company also reviews theseinvestments for impairment whenever events indicate the carrying amount may notbe recoverable.

Investments in companies in whichthe company no longer has significant influence, are classified as"investments in other companies".  See J. below.

J.	Investment in other companies

Non-marketable investments in othercompanies in which the Company does not have a controlling interest norsignificant influence are accounted for at cost, net of write down for anypermanent decrease in value.

K.	Derivatives

The group applies the provisions ofASC Topic 815, "Derivatives and Hedging".  Inaccordance with ASC Topic 815, all the derivative financial instruments arerecognized as either assets or liabilities on the balance sheet at fair value.The accounting for changes in the fair value of a derivative financialinstrument depends on whether it has been designated and qualifies as part of ahedging relationship and further, on the type of hedging relationship. Forderivative financial instruments that are designated and qualify as hedginginstruments, a company must designate the hedging instrument, based upon theexposure being hedged, as a fair value hedge, cash flow hedge or a hedge of anet investment in a foreign operation.

From time to time the Companycarries out transactions involving foreign exchange derivative financialinstruments (mainly forward exchange contracts) which are designed to hedge thecash flows expected to be paid with respect to forecasted purchases ofinventory, denominated in currencies other than the functional currency of theCompany. Such transactions were designated as hedging instruments on the datethat the Company entered into such derivative contracts, and qualify as cashflow hedges under ASC Topic 815.

The effective portion of the changesin fair value of the derivative instruments designated for hedging purposes arereported as "other comprehensive income" under "gains (losses) in respect ofderivative instruments designated for cash flow hedge, net of related taxes",and are recognized in the statements of income when the hedged transactionrealizes. During the reporting periods, the gains or losses that wererecognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do notqualify for hedge accounting, or which have not been designated as hedginginstruments, are recognized in the balance sheet at their fair value, withchanges in the fair value carried to the statements of income and included infinancing income (expenses), net.

See also Notes 15 and 20B forfurther information.

L.	Property and equipment

1.

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

M.	Impairment of long-lived assets

TheGroup's long-lived assets are reviewed for impairment, whenever events orchanges in circumstances indicate that the carrying amount of an asset may not berecoverable.  Recoverability of assets to be held and used ismeasured by a comparison of the carrying amount of an asset to the futureundiscounted cash flows expected to be generated by the asset.  Ifsuch assets are considered to be impaired, the impairment to be recognized ismeasured by the amount by which the carrying amount of the asset exceeds itsfair value (see Note 1O with respect to the annual impairment test ofgoodwill).

N.	Income taxes

The Group accounts for income taxesin accordance with ASC Topic 740-10, "Income Taxes". Accordingto this FASB guidance, deferred income taxes are determined utilizing the assetand liability method based on the estimated future tax effects of differencesbetween the financial accounting and the tax bases of assets and liabilitiesunder the applicable tax law.  Deferred tax balances are computedusing the tax rates expected to be in effect at the time when these differencesreverse. Valuation allowances in respect of the deferred tax assets areprovided for if, based upon the weight of available evidence, it is more likelythan not that all or a portion of the deferred income tax assets will not berealized.

US GAAP provides that the taxeffects from an uncertain tax position can be recognized in the financialstatements only if the position is "more-likely-than-not" to besustained were to be challenged by a taxing authority.  The assessmentof the tax position is based solely on the technical merits of the position,without regard the likelihood that the tax position may bechallenged.  If an uncertain tax position meets the"more-likely-than-not" threshold, the largest amount of tax benefitthat is greater than 50% likely to be recognized upon ultimate settlement withthe taxing authority is recorded.  See also Note 16K.

The Company recognizes interest asinterest expenses (among financing expenses) and penalties, if any, related tounrecognized tax benefits in its provision for income tax.

O.	Goodwill and intangible assets

Goodwill represents the excess ofthe purchase price over the fair value of the identifiable net assets acquiredin business combinations accounted for as purchases and is allocated toreporting units at acquisition.  Goodwill is not amortized but rathertested for impairment at least annually in accordance with the provisions ofASC Topic 350, "Intangibles - Goodwill and Other".  TheCompany performs its goodwill annual impairment test for the reporting units atDecember 31 of each year, or more often if indicators of impairment arepresent.

As required by ASC Topic 350, asamended by ASU No. 2011-08, "Testing for Impairment", which amendmentwas early adopted by the Company in its annual consolidated financialstatements for the year ended December 31, 2011, the Company chooses either toperform a qualitative assessment wheatear the two-step goodwill impairment testis necessary or proceeds directly to the two-step goodwill impairment test.Such determination is made for each reporting unit on a stand-alonebasis.  The qualitative assessment includes various factors such asmacroeconomic conditions, industry and market considerations, cost factors,overall financial performance, earnings multiples, gross margin and cash flowsfrom operating activities and other relevant factors.

When the Company chooses to performa qualitative assessment and determines that it is more likely than not (a morethan 50 percent likelihood) that the fair value of the reporting unit is lessthan its carrying value, then the Company proceeds to the two-step goodwillimpairment test. If the Company determines Otherwise, no further evaluation isnecessary.

When the Company decides or isrequired to perform the two-step goodwill impairment test, the Company comparesthe fair value of the reporting unit to its carrying value ("step1"). If the fair value exceeds the carrying value of the reporting unitnet assets (including the goodwill allocated to such reporting unit), goodwillis considered not to be impaired, and no further testing is required. If thecarrying value exceeds the fair value of the reporting unit, then the impliedfair value of goodwill is determined by subtracting the fair value of all theidentifiable net assets from the fair value of the reporting unit. Animpairment loss is recorded for the excess, if any, of the carrying value ofthe goodwill allocated to the reporting unit over its implied fair value("step 2").

The Company applies assumptions thatmarket participants would consider in determining the fair value of eachreporting unit and the fair value of the identifiable assets and liabilities ofthe reporting units, as applicable.

In order to determine the fair valueof the reporting units, the Company utilized the "income approach".According to the income approach expected future cash flows are discounted totheir present value using an appropriate rate of return. Judgments andassumptions related to future cash flows (projected revenues, operatingexpenses, and capital expenditures), future short-term and long-term growthrates, and weighted average cost of capital, which are based on management'sinternal assumptions, and believed to be similar to those of marketparticipants and to represent both the specific risks associated with thebusiness, and capital market conditions, are inherent in developing thediscounted cash flow model.

During 2012, 2011 and 2010, theCompany recorded an impairment loss in an amount of US$ 672,000,US$ 904,000 and US$ 157,000, respectively.  See Note 8.

Intangible assets with finite livesare amortized using the straight-line basis over their useful lives, to reflectthe pattern in which the economic benefits of the intangible assets areconsumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

P.	Contingencies

The Company and its subsidiaries areinvolved in certain legal proceedings that arise from time to time in theordinary course of their business and in connection with certain agreementswith third parties.  Except for income tax contingencies, the Companyrecords accruals for contingencies to the extent that the management concludesthat the occurrence is probable and that the related liabilities are estimable.Legal expenses associated with contingencies are expensed as incurred.

Q.	Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2012, 2011 and 2010, amounted to US$ 1,204,000, US$ 1,172,000 and US$ 770,000, respectively.

R.	Revenue recognition

Revenues are recognized whendelivery has occurred and, where applicable, after installation has beencompleted, there is persuasive evidence of an agreement, the fee is fixed ordeterminable and collection of the related receivable is reasonably assured andno further obligations exist. In cases where delivery has occurred but therequired installation has not been performed, the Company does not recognizethe revenues until the installation is completed.

The Company's revenues are recognizedas follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.

The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price exists, the Company is required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR servicessubscription fees and from installation services, sold to customers within asingle contractually binding arrangement were accounted for revenue recognitionpurposes as a single unit of accounting in accordance with ASC Topic 605-25,since the installation services element was determined not to have a value on astand-alone basis to the customer. Accordingly, the entire contract fee for thetwo deliverables is recognized ratably on a straight-line basis over thesubscription period.

3.

Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 2, above.

4.

Sale and leaseback transactions

The Company accounts for sale and leaseback transactions in accordance with the provisions of ASC Topic 840-40, "Sale-Leaseback Transactions".

Accordingly, with respect of a certain leaseback transaction that was determined to be an operating lease and involving the use of more than a minor part but less than substantially all of the asset sold, the entire profit on the sale was deferred and amortized in proportion to rental payments over the term of the lease. There was no recognition of any profit at the date of the sale since the present value of the minimum lease payments exceeded the amount of the profit.

R.	Revenue recognition

Revenues are recognized whendelivery has occurred and, where applicable, after installation has beencompleted, there is persuasive evidence of an agreement, the fee is fixed ordeterminable and collection of the related receivable is reasonably assured andno further obligations exist. In cases where delivery has occurred but therequired installation has not been performed, the Company does not recognizethe revenues until the installation is completed.

The Company's revenues are recognizedas follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.

The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price exists, the Company is required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR servicessubscription fees and from installation services, sold to customers within asingle contractually binding arrangement were accounted for revenue recognitionpurposes as a single unit of accounting in accordance with ASC Topic 605-25,since the installation services element was determined not to have a value on astand-alone basis to the customer. Accordingly, the entire contract fee for thetwo deliverables is recognized ratably on a straight-line basis over thesubscription period.

3.

Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 2, above.

4.

Sale and leaseback transactions

The Company accounts for sale and leaseback transactions in accordance with the provisions of ASC Topic 840-40, "Sale-Leaseback Transactions".

Accordingly, with respect of a certain leaseback transaction that was determined to be an operating lease and involving the use of more than a minor part but less than substantially all of the asset sold, the entire profit on the sale was deferred and amortized in proportion to rental payments over the term of the lease. There was no recognition of any profit at the date of the sale since the present value of the minimum lease payments exceeded the amount of the profit.

5.	Extended warranty Revenues from extended warranty which are provided for a monthly fee and are sold separately are recognized over the duration of the warranty periods.

S.	Warranty costs

The Company provides a warranty forits products to end-users at no extra charge. The Company estimates the coststhat may be incurred under its warranty obligation and records a liability atthe time the related revenues are recognized.

Among the factors affecting thewarranty liability are the number of installed units and historical percentagesof warranty claims. The Company periodically assesses the adequacy of therecorded warranty liability and adjusts the amount to the extent necessary. Todate, warranty costs and the related liabilities have not been material.

T.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.

Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

U.	Advertising costs

Advertising costs are expensed asincurred.

Advertising expenses for the yearsended December 31, 2012, 2011 and 2010 amounted to US$ 6.6 million,US$ 6.4 million and US$ 6.6 million,respectively.  Advertising expenses are presented among "sellingand marketing expenses".

V.	Earnings per share

Basic earnings per share arecomputed by dividing net income attributable to the common shares, by theweighted average number of shares outstanding during the year, net of theweighted average number of treasury stock.

In computing diluted earnings pershare, basic earnings per share are adjusted to reflect the potential dilutionthat could occur upon the exercise of options granted under employee stockoption plans, using the treasury stock method, and the conversion of theconvertible capital notes, using the if converted method.

W.       Fairvalue measurements

The Company measures fair value anddiscloses fair value measurements for financial and non-financial assets andliabilities. Fair value is based on the price that would be received to sell anasset or paid to transfer a liability in an orderly transaction between marketparticipants at the measurement date.

As such, fair value is a marketbased measurement that is required to be determined based on the assumptionsthat market participants would use to determine the price of an asset or aliability.

W.	Fair value measurements (cont.)

As a basis for considering suchassumptions, the fair value accounting standard establishes the following fairvalue hierarchy, which prioritizes the inputs used in the valuationmethodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted)in active markets that are accessible at the measurement date for assets or liabilities.The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that arebased on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs areused when little or no market data is available. Level 3 inputs are consideredas the lowest priority under the fair value hierarchy.

In determining fair value, companiesare required to utilize valuation techniques that maximize the use ofobservable inputs and minimize the use of unobservable inputs to the extentpossible as well as to consider counterparty credit risk in the assessment offair value.

Regarding the fair valuemeasurements of financial assets and liabilities and the fair value hierarchyof such measurement, see Note 20C.

The Company also measures certainnon-financial assets, consisting mainly goodwill and intangible assets at fairvalue on a nonrecurring basis.  These assets are adjusted to fairvalue when they are considered to be impaired.  As of December 31,2012, the Company measured the fair value of goodwill with a total carryingamount of US$ 5.2 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 1.2million to its implied fair value of US$ 0.5 million resulting animpairment charge of US$ 0.7 million with respect to one of the reportingunits that were tested for impairment.  The fair value measurement ofthe non-financial assets is classified as level 3.

As of December 31, 2011, theCompany measured the fair value of goodwill with a total carrying amount ofUS$ 5.8 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 2million to its implied fair value of US$ 1.3 million resulting animpairment charge of US$ 0.7 million with respect to one of the reportingunits that were tested for impairment.  The fair value measurement ofthe non-financial assets is classified as level 3.

See also Notes 1O and 8.

X.	Deferred installation expenses

Direct installation expensesincurred at the inception of specific subscription arrangements in brazil withspecific customers, to enable the Company's subsidiary in Brazil to performunder the terms of the arrangement (i.e. directly attributable to obtaining aspecific subscriber), which their costs can be measured reliably, are capitalizedand presented as "Deferred installation expenses" within the balances"Other current assets" and "Other non-current assets", asapplicable.

Such installation activities hasdetermined not to represent separate earnings process for revenue recognitionpurposes in accordance with the principles of ASC Topic 605-25,"Multiple-Element Arrangements" as they has beendetermined not to have a value on a stand-alone basis to the customer.

The deferred expenses that arecapitalized are limited to the higher of value of the amount of nonrefundabledeferred revenue, if any or to the amount of the minimum contractualsubscription revenue, net of direct costs.

The deferred expenses are amortizedover the contractual life of the related subscription arrangements by thestraight-line method (usually 20 months). Costs that do not meet theaforementioned criteria, are recognized immediately as expenses.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Y.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any impact on the Company's equity, net income or cash flows.

Z.	Recently issued accounting pronouncements

a.     ASCTopic 220, "Comprehensive Income"

1.

Effective January 1, 2012, the Company adopted retrospectively the provisions of Accounting Standard Update No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminated the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements (as applied by the Company).

The adoption of ASU 2011-05 did not have a material impact on the consolidated financial statements but resulted in a change in the presentation manner of other comprehensive income items.

2.

In February 2013, the FASB issued Accounting Standard Update No. 2013-02 "Comprehensive Income (Topic 220) "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income" (ASU 2013-02). ASU 2013-02 requires an entity to provide information about amounts reclassified out of accumulated other comprehensive income.

According to ASU 2013-02, significant items that are required under U.S. GAAP to be reclassified to net income in their entirety shall be presented by the respective line items of net income either on the face of the financial statements or in the footnotes. Items that are not required under U.S. GAAP to be reclassified to net income in their entirety, will be required to be cross-referenced to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

ASU 2013-02 is effective for public entities prospectively for annual and interim reporting periods beginning after December 15, 2012 (fiscal year 2013 for the Company).

The adoption of ASU 2013-02 is not expected to have a material impact on the financial position or results of operations of the Company, but might result in disclosure of additional information about amounts reclassified out of accumulated other comprehensive income.

b.     ASCTopic 210, "Balance Sheet"

In December 2011, the FASB issuedAccounting Standard Update (ASU) 2011-11, "Balance Sheet (Topic 210) - Disclosuresabout Offsetting Assets and Liabilities" (ASU 2011-11). ASU 2011-11enhances disclosures about financial instruments and derivative instrumentsthat are either offset in accordance with the Accounting Standards Codificationor are subject to an enforceable master netting arrangement or similaragreement.

The amended guidance will be effectivefor annual reporting periods beginning on or after January 1, 2013, andinterim periods within those annual periods (fiscal year 2013 for the Company)and should be applied retrospectively to all comparative periods presented.

In January 2013, the FASB issuedAccounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosuresabout Offsetting Assets and Liabilities". The Company believes that theadoption of both the standard and the update will not have a material impact onthe consolidated financial statements.

The Company is currently evaluatingthe impact that the adoption of ASU 2011-11 would have on its consolidatedfinancial statements, if any.

c.     ASCTopic 830, "Foreign Currency Matters"

In March 2013, the FASB issuedAccounting Standards Update (ASU) 2013-5, "Parent's Accounting forthe Cumulative Translation Adjustment upon Derecognition of CertainSubsidiaries or Groups of Assets within a Foreign Entity or of an Investment ina Foreign Entity".

ASU 2013-5 clarifies that, when areporting entity (parent) ceases to have a controlling financial interest in asubsidiary or group of assets that is a business (other than a sale of insubstance real estate or conveyance of oil and gas mineral rights) within aforeign entity, the parent is required to apply the guidance in Subtopic 830-30to release any related cumulative translation adjustment into net income.Accordingly, the cumulative translation adjustment should be released into netincome only if the sale or transfer results in the complete or substantiallycomplete liquidation of the foreign entity in which the subsidiary or group ofassets had resided. ASU 2013-5 also clarifies that if the business combinationachieved in stages relates to a previously held equity method investment(step-acquisition) that is a foreign entity, the amount of accumulated othercomprehensive income that is reclassified and included in the calculation ofgain or loss shall include any foreign currency translation adjustment relatedto that previously held investment.

For public companies, the amendmentsin this Update will be effective prospectively for fiscal years (and interimreporting periods within those years) beginning after December 15, 2013. Theamendments should be applied prospectively to derecognition events occurringafter the effective date. Prior periods should not be adjusted. Early adoptionis permitted. If an entity elects to early adopt the amendments, it shouldapply them as of the beginning of the entity's fiscal year of adoption.

The Company is currently evaluatingthe impact that the adoption of ASU 2013-5 would have on its consolidatedfinancial statements, if any.

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Other Current Assets
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2012	2011
Prepaid expenses and others	6,094	3,221
Government institutions	3,156	4,974
Deferred installation expenses	2,647	3,133
Deferred income taxes (*)	2,497	2,772
Advances to suppliers	865	954
Employees	135	103
Related parties	5	8
	15,399	15,165

(*)	See Note 16.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2012	2011
Finished products	12,222	9,496
Raw materials	2,525	1,289
Work in progress	-	96
	14,747	10,881

Investments In Affiliated And Other Company	12 Months Ended
Dec. 31, 2012
Investments In Affiliated And Other Company [Abstract]
Investments In Affiliated And Other Company

NOTE 4 - INVESTMENTS IN AFFILIATED AND OTHER COMPANY A. Investment in affiliated company Ecomtrade Ltd. ("Ecomtrade")

The Company holds 50% of the shares of Ecomtrade.

The balance of the Company's investment in Ecomtrade as of December 31, 2012 and 2011 was US$ 160,000 and US$ 207,000, respectively. As of December 31, 2012 and 2011, these balances included a loan in the amount of US$ 249,000 and US$ 234,000, respectively.

The loan is linked to the Israeli Consumer Price Index and bears no interest. The maturity date of the loan has not been determined.

B. Investment in other company Locationet Systems Ltd. ("Locationet")

On December 31, 2006, the Company and a former subsidiary held together 21.28% of the shares of Locationet (10.64% were held by each of the companies) and as the group had significant influence, the investment in Locationet was classified and accounted for as an investment in an affiliated company. On December 31, 2007, the Company completed the sale of the subsidiary (see Note 12A1), as a result of which, the Company no longer has significant influence in Locationet and therefore the investment was classified among investments in other companies and accounted for at cost, as at that date. See Note 1J.

Since January 1, 2008, the Company holds directly 10.64% of the shares of Locationet.

The balance of the Company's investment in Locationet as of December 31, 2012 and 2011 was US $ 82,000 and US$80,000 respectively.

Other Non-Current Assets	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Other Non-Current Assets
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2012	2011

Government institutions	700	1,459
Deferred installation expenses	540	406
Deposits	650	351
	1,890	2,216

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2012	2011
Operating equipment (*)	49,793	66,695
Office furniture, equipment and computers	22,976	21,183
Land	1,022	1,022
Buildings	2,731	3,067
Vehicles	3,389	3,196
Leasehold improvements	2,640	2,528
	82,551	97,691
Less – accumulated depreciation and amortization (**)	(48,395)	(56,821)
	34,156	40,870

(*)	As December 31, 2012 and 2011, an amount of US$ 28.8 million and US$ 45.2 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2012 and 2011, an amount of US$ 14.2 million and US$ 25.5 million is subject to operating lease transactions, respectively.

B.
In the years ended December 31, 2012, 2011 and 2010, depreciation expense was US$ 13.3 million, US$ 16.1 million and US$ 14.7 million, respectively and additional equipment was purchased in an amount of US$ 9.7 million, US$ 16.5 million and US$ 18.6 million, respectively.

C.	After deduction of the cost and the accumulated depreciation of items fully depreciated.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
NOTE 7	-	INTANGIBLE ASSETS, NET

A.	Intangible assets, net, consists of the following:

	US dollars
	December 31,			December 31,
(in thousands)	2012	2012	2012	2011
	Original amount	Accumulated amortization	Unamortized balance	Unamortized balance
GIS database	4,052	(2,253)	1,799	2,148
Customer base	1,191	(1,191)	-	180
Brand name	1,230	(460)	770	839
Others (*)	5,719	(5,697)	22	188
	12,192	(9,601)	2,591	3,355

Amortization of intangible assets amounted to US$ 703,000 US$ 818,000 and US$ 1,059,000 for the years ended December 31, 2012, 2011 and 2010, respectively.  As of December 31, 2012, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2013 – US$ 473,000; 2014 – US$ 473,000; 2015 – US$ 473,000, 2016 – US$ 473,000, 2017 – US$ 272,000.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
NOTE 8	-	GOODWILL

A.	The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2011	5,503	4,576	10,079
Changes during 2011:
Impairment	(904)	-	(904)
Translation differences	(334)	(327)	(661)
Balance as of December 31, 2011	4,265	4,249	8,514
Changes during 2012:
Impairment (See B. below)	(672)	-	(672)
Translation differences	99	102	201
Balance as of December 31, 2012	3,692	4,351	8,043

B.	During 2012, 2011 and 2010, the Company recorded an amount of US$ 672,000, US$ 904,000 and US$ 157,000, respectively, as impairment with respect to goodwill.

The impairment amount was included in "other expenses, net". See Note 14.

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of US$ 0.7 million in connection with a certain reporting unit within the Location Based Services segment operating in the internet portal in the field of local travel and recreation.  The impairment was based on valuation performed by a third party appraiser in accordance with the income approach.  The material assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 18.4% and a long-term growth rate of 0% (See Note 1W regarding fair value measurement).

The Company performed its annual impairment test as of December 31, 2012 and recorded goodwill impairment in the total amount of US$ 0.7 million in connection with a certain reporting unit within the Location Based Services segment operating in the internet portal in the field of local travel and recreation.  The impairment was based on valuation performed by a third party appraiser in accordance with the income approach.  The material assumptions used for the assessment were 3 years of projected net cash flows, a discount rate of 19% and a long-term growth rate of 2% (See Note 1W regarding fair value measurement).

As part of the impairment amount recognized in 2011 and 2010, the Company recorded an impairment amount of US$ 136,000 and US$ 157,000, respectively, with respect to the remaining balance of goodwill allocated to a reporting unit comprised the activities of the US subsidiary on which operates in the location based services in the US.  The impairment was based on a valuation performed by management.  As of December 31, 2012, the entire balance of goodwill with respect to this reporting unit was written off.

See also Notes 1O.

Credit From Banking Institutions	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Credit From Banking Institutions
NOTE 9	-	CREDIT FROM BANKING INSTITUTIONS

A.	Composition:

	US dollars
	December 31,
(in thousands)	2012	2011

Revolving credit – in NIS	45	347
Current maturities of long-term loans	176	43
	221	390

B.	Lines of credit

Unutilized short-term lines of credit of the Group as of December 31, 2012, aggregated to US$ 0.5 million.

C.	Liens – see Note 12B.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities
NOTE 10	-	OTHER CURRENT LIABILITIES Composition:

	US dollars
	December 31,
(in thousands)	2012	2011

Accrued expenses (*)	10,092	11,800
Employees and institutions in respect thereof	4,463	3,363
Government institutions	4,260	5,062
Related party	125	47
Accrued dividend	2,570	-
Others	863	694
	22,373	20,966

(*)	As of December 31, 2012 and 2011 includes approximately US$5.8 million and US$7.9 million respectively, regarding the legal fees resulting from the claim described in Note 12A3.

Long-Term Loans From Banking Institutions	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Loans From Banking Institutions
NOTE 11	-	LONG-TERM LOANS FROM BANKING INSTITUTIONS

A.	Composition:

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2012	2012	2011
	%
In NIS (unlinked)	4.75%	176	216
Less- current maturities	-	(176)	(43)
		-	173

Contingent Liabilities, Liens And Guarantees	12 Months Ended
Dec. 31, 2012
Contingent Liabilities, Liens And Guarantees [Abstract]
Contingent Liabilities, Liens And Guarantees
NOTE 12	-	CONTINGENT LIABILITIES, LIENS AND GUARANTEES

A.	Claims

1.

On December 31, 2007, the Company completed the sale of the subsidiary, Telematics Wireless Ltd. (Telematics), to a third party (hereinafter: the "Purchaser").  Pursuant to the sale transaction, the Company sold its entire shareholdings of Telematics to the purchaser, for an amount of US$ 80 million (based on a specified enterprise value of Telematics).  The Company was required to deposit an amount of US$5 million in order to secure any adjustments to the purchase price, as further described below (the "Adjustment Escrow Amount"). In addition, the Company was required to deposit an amount of US$ 7.5 million in an escrow account in order to ensure certain representations and warranties towards the Purchaser (the "Escrow Amount").  The Adjustment Escrow Amount and the Escrow Amount were deposited in escrow in January 2008, after receipt of the entire consideration from the purchaser.

In 2008, the Company received a notice from the Purchaser (ST (Infocomm) Ltd. ("ST")), claiming that based on Telematics' performance parameters, the purchase price needs to be decreased by an amount of approximately US$ 10 million (out of which $3 million was recognized as a provision according to management estimate as of the date of such claim.  The Company rejected the Purchaser's claims and requested that certain amounts be released from the Adjustment Escrow Amount in accordance with the terms of the agreement with the purchaser.  On February 10, 2011 the Arbitrator delivered his determination according to which, the Purchaser's main claims for adjustments to the purchase price were rejected and based on Telematics' 2007 financial statements, the purchase price should be reduced by approximately US$4.4 million. The Arbitrator determined that an amount of US$572,000 including interest accrued thereon was to be released from escrow and be available to the Company. The remainder funds held in the Adjustment Escrow Amount remained in escrow as of that date until October 2011, when an agreement between the parties determined that the sum of US$4.4 million (and interest accrued thereon) be released from the Adjustment Escrow Amount to the purchaser and that the Company shall waive its claims with regard to the adjustment of the purchase price.  In addition, an amount of US$3 million was released to the Company from the second escrow account (in which originally the sum of US$7.5 million out of the purchase price was deposited), without derogating from the purchaser's claims for indemnification under the purchase agreement.

In October 2011, an amount of US$ 4.65 million was released to ST.  The remainder of US$ 4.9 million of the Escrow Amount shall remain in escrow until ST's arbitration is resolved.

On December 21, 2009, the Company also received from ST a letter seeking indemnification for an alleged breach of certain representations by the Company under the purchase agreement, claiming damages in an amount of approximately US$ 4.3 million.  ST's letter also included an allegation in respect of a possible and additional breach of representation in an additional amount of approximately US$ 4.3 million.  The Company and ST entered into arbitration proceedings in Israel in which ST claims damages in the amount of approximately US$ 10.3 million (which amount is considered as the reasonably possible loss amount).  Currently, the parties are undergoing discovery proceedings following the filing of a statement of claim and statement of defense on the part of ST and the Company respectively. A preliminary arbitration meeting took place on April 17, 2013.  Due to the early stages of proceedings, it is difficult to assess the Company's chances of success, however, based on the assessment of its legal counsel, management believes that the claims made by ST as stated in their letter have no merits and intend to vigorously defend themselves against such claims.  Therefore, no provision amount was recognized with respect to ST's claims.

2.

The Company was involved in litigation with Leonardo L.P. (hereinafter: "Leonardo"), a US-based hedge fund, arising out of a financial transaction entered into between the Company and Leonardo in February 2000 as described in the Company's annual report for the year 2011. On June 13, 2011, the district court in its decision accepted one of Leonardo's claims and ordered the Company to pay the sum of approximately US$9.6 million, to be paid in accordance with the exchange rate in NIS at the date of the occurrence of the "triggering event", plus interest and linkage differences by law and in addition legal expenses in the sum of NIS 1.2 million (approximately US$0.3 million at that time), which total approximately the sum of NIS 78.7 million (approximately US$22.7 million at that time). The Company filed an appeal with the Supreme Court, in which it appealed the district court's decision dated June 13, 2011 as well as the legal expenses and costs which they were ordered to pay according to the district court's decision. Leonardo counter-appealed the district court's decision in dismissing Leonardo's three alternative claims in addition to the court's decision to apply interest by law and not default interest under the terms of the financial transaction between Leonardo and the Company as well as the legal expenses and costs which they were ordered to pay.

As a result of the above districtcourt decision, the Company has recorded an expense (among the balance"other non-operating expenses") in the sum of approximately US$ 14.7million in the consolidated statements of income of fiscal year 2010. Theexpense amount represented the excess over the US$ 5.9million that was presented in past period as Capital Notes with respect toLeonardo. During 2011 US$ 0.6 million was recorded as adjustment.

In October 2011, the Company paidLeonardo an amount of US$ 22.4 million.  Pursuant to the district court'sdetermination, the payment amount was placed in escrow under the control ofLeonardo, until the consummation of legal proceedings between the parties.

On July 25, 2012, Leonardo andthe Company settled the mutual claims against one another in a settlementagreement that annulled the decision of the district court dated June 13, 2011and determined that out of the sum of NIS 81.9 million (approximately US$22.4million at that time) which was deposited in escrow, the sum of approximatelyNIS 49.7 million (approximately $12.2 million at that time) was releasedto Leonardo and the sum of approximately NIS 32.2 million (approximately$7.4 million at that time) was released to the Company. In addition, it wasdetermined that any surplus amount in the escrow account shall be released toLeonardo and the Company at the ratio of 60-40. Accordingly, the Companyreceived in December 2012 approximately the total sum of NIS 1,000,000(approximately $260,000) out of the deposit account.

Following the above settlement, theCompany recorded an amount of US$ 6.7 million, net of related expenses asa non-operating income, in its 2012 fiscal year financialstatements.  In December 2012, the Company received the settlementamount.

3.

On July 13 2010, the State Revenue Services of São Paulo issued a tax deficiency notice against the subsidiary in Brazil, Ituran Sistemas de Monitoramento Ltda. (the "subsidiary"), claiming that the vehicle tracking and monitoring services provided by the subsidiary should be classified as telecommunication services and therefore subject to the imposition of State Value Added Tax – ICMS, resulting in an imposition of 25% state value added tax on all revenues of the subsidiary during the period between August 2005 and December 2007. The tax deficiency notice was in the amount, at the time of serving upon the subsidiary the notice of R$36,499,984 (approximately US$22.1 million) plus interest in the amount of R$30,282,420 (approximately US$18.2 million) and penalties in the amount of R$66,143,446 (approximately US$40 million). As of December 31, 2012, the aggregate sum claimed pursuant to the tax deficiency notice (principal amount, interest and penalties) is estimated at R$195,600,000 (approximately $95.0 million).  The decision of the administration first level was unfavorable to the subsidiary and the subsidiary has filed an appeal to the Administrative Court of Appeals in São Paulo.

On March 2, 2012 the AdministrativeCourt of the State of São Paulo dismissed the State Revenue Services of SãoPaulo's claims and resolved in the subsidiary's favor. The State of São Paulofiled an administrative appeal to a full bench session at the AdministrativeCourt and the subsidiary is currently waiting the decision of theAdministrative Court.  In case the State of São Paulo is successfulat the Administrative appeal, the subsidiary will be entitled to challenge theAdministrative Court's decision in a court of law.  The subsidiaryreceived a legal opinion from a prominent law firm in Brazil that the merits ofthe case are overwhelmingly favorable to the subsidiary, determining amongother things that the imposition on the subsidiary of the State Value Added Taxby the State Revenue Services of São Paulo is illegal.  Managementbelieves, based on the legal opinion of the subsidiary's Brazilian legalcounsel and considering the results of the Administrative Court's decision infavor of the subsidiary, that the chances of success are highly probable.

As a result of the above, as ofDecember 31, 2012, no provision has been made with respect to thelitigation.  However, in respect of the legal fees of theaforementioned claim, US$ 7.9 million was recorded in the subsidiary'sfinancial statements as of December 31, 2011.  As ofDecember 31, 2012, an amount of US$ 5.8million out of the legal fees amount has not been settled (based on the taxdeficiency notice described above, the reasonably possible loss amount isapproximately US$ 95.0 million (including interest andpenalties)).  That said, if the subsidiary's efforts areunsuccessful, this could result in significant costs to the subsidiary andadversely affect the results of operations.

4.

On June 24, 2010, the Brazilian Internal Revenue Service issued a tax assessment that claimed a payment of R$ 7,571,164 (approximately US$ 4.18 million which is considered as the reasonably possible loss amount), including interest and penalties due to the offsetting on October 1, 2005, of a receivable amount held by a Dutch subsidiary of the Company (Ituran Beheer BV) and its Brazilian subsidiary (Ituran Sistemas de Monitamento Ltda).  The decision of the administration first level held in May 2011, was unfavorable to the subsidiary and therefore the subsidiary has filed an appeal to the Administrative Court of Appeals in São Paulo and await the decision of the Administrative Court of Appeal.  Management believes, based on the legal opinion of the subsidiary's Brazilian legal counsel that such claim is without merit and will continue to vigorously defend itself in the appeal proceedings.  As of December 31, 2012, the aggregate sum claimed pursuant to the tax deficiency notice (principal amount, interest and penalties) is estimated at R$8.6 million (approximately $4.2 million).   As a result of the above as of December 31, 2012, no provision has been made with respect to the Brazilian IRS claim.

5.

On March 21, 2011, the Company received a purported class action lawsuit which was filed against the Company in the District Court of Central Region in Tel-Aviv, by one plaintiff who is a subscriber of the Company, alleging that the Company (see Note 12C), which was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, unlawfully abused its power as a monopoly and discriminated between its customers. The plaintiff claims that the alleged discrimination resulted from the Company charging higher monthly subscription fees from customers who are obliged by insurance company requirements to install location and recovery systems in their vehicles than the monthly subscription fees that are charged from customers who are not required by insurance companies to install location and recovery systems in their vehicles.

On March 5, 2012 the court approveda settlement without admission reached with the plaintiff, for a payment of animmaterial amount as reimbursement of the plaintiff's legal fees and dismissalof the lawsuit as a class action.

6.

Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters.  The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in the Notes above) that are material, individually or in the aggregate, to the consolidated financial statements as a whole.

B.	Liens

To guarantee the liabilities of theGroup to banks, the Company has registered the following pledges:

On monies due and/or due in thefuture from the bank clearing house, as well as a first degree floating lien onall of the property and assets of the Company and on the insurance rightsthereto.

As of December 31, 2012, theGroup's liabilities to banks are insignificant.

C.

The Company was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, in the market for the provision of systems for the location of vehicles in Israel.  Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies.  The Israeli Antitrust Authority may further declare that the Company has abused its position in the market.  Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior.  Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.

D.	Commitments

1.

As of December 31, 2012, minimum future rentals under operating leases of buildings for periods in excess of one year were as follows:  2013 – US$ 1.9 million; 2014 – US$ 0.5 million; 2015 – US$ 0.3 million, 2016 – US$ 0.1 million and 2017 – US$ 30 thousand.

The leasing fees expensed in each of the years ended December 31, 2012, 2011 and 2010, were US$ 2.8 million, US$ 2.9 million and US$ 2.8 million, respectively.

2.

In January 2008, the Company entered into a 10 year Frame Product and Service Purchase Agreement with Telematics, pursuant to which (after the completion of the sale of Telematics, described in Note 12A1, above), the Company and Telematics shall purchase from each other certain products and services as detailed in the agreement for a price and subject to other conditions as detailed in the agreement.  In addition, each of the Company and Telematics undertook toward one another not to compete in each other's exclusive markets in the area of RF vehicle location and tracking RF technology or similar RF terrestrial location systems and technology.  The agreement is for a term of 10 years, following which it shall be renewed automatically for additional consecutive 12 month periods, unless nonrenewal notice is sent by one of the parties to the other.  Pursuant to the agreement, each of Telematics and Ituran granted the other party a license to use certain technology in connection with the products and services purchased from each other, which license survives the termination or expiration of the agreement.

As of December 31, 2012 and 2011, the Company is obliged to purchase from Telematics products in an aggregate amount of approximately US$ 1.5 million and US$ 8.9 million, respectively.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
NOTE 13	-	STOCKHOLDERS' EQUITY

A.	Share capital

1.	Composition:

December 31, 2012 and 2011	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange ("TASE"). On September 2005, the Company registered its Ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.
On July 17, 2006, the Board of Directors of the Company authorized the repurchase of ordinary shares up to US$ 10 million.  On January 24, 2008 the Company's board of directors authorized an increase of an additional $10 million.  On May 20, 2008, the Company's board of directors authorized another increase of additional $10 million up to an aggregate amount of $30 million.

As of December 31, 2012, the Company repurchased 2,507,314 ordinary shares for an aggregate amount of US$ 27.1 million.

5.	As of December 31, 2012, 2011 and 2010, 10.7% of the share capital of the Company is held by the Group as treasury shares.

6.	Shares of the Company held by the Group have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company's shares acquired by the Company and its subsidiaries (that are presented as a separate item in the statement of changes in stockholders' equity) must be deducted from the amount of retained earnings.

2.
On November 2009, the board of directors of the Company revised the dividend policy to provide for an annual dividend distribution from 25% of net income to an amount not less than 50% of its net income on the basis of the results of the Company each year, on condition that such distribution would not prevent the Company from meeting its existing and future commitments when they come due.

3.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that their dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of their net profits, calculated on the basis of the interim financial statements.

4.
Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel may be converted into dollars on the basis of the exchange rate prevailing at the date of declaration.  See also B1, above.

5.
In February 2010, the Company declared a dividend in an amount of US 1.5 dollar per share, totaling approximately US$ 31.6 million (NIS 117.2) on the basis of the results of the company for the year ended December 31, 2009. The dividend was paid in April 2010.

6.	In February 2011, the Company declared a dividend in the amount of US 1.00 dollar per share, totaling approximately US$ 21.8 million (NIS 78.8 million). The dividend was paid in April 2011.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 13	-	STOCKHOLDERS' EQUITY (cont.)

B.	Retained earnings (cont.)

7.	In February 2012, the Company declared a dividend in the amount of US 1.23 dollar per share, totaling approximately US$ 25.8 million (NIS 96 million). The dividend was paid in April 2012.

8.	In May 2012, the Company declared a dividend in the amount of US 0.12 dollar per share, totaling approximately US$ 2.5 million (NIS 9.7 million) .the dividend was paid in June 2012.

9	In August 2012, the Company declared a dividend in the amount of US 0.24 dollar per share, totaling approximately US$ 5.2 million (NIS 20 million) .the dividend was paid in October.

10.	In November 2012, the Company declared a dividend in the amount of US 0.12 dollar per share, totaling approximately US$ 2.6 million (NIS 9.7 million). The dividend was paid in January 2013.

11.	In February 2013, the Company declared a dividend in the amount of US 0.33 dollar per share, totaling approximately US$ 7 million (NIS 25.4 million). The dividend was paid in April 2013.

Other Expenses, Net	12 Months Ended
Dec. 31, 2012
Other Expenses, Net [Abstract]
Other Expenses, Net
NOTE 14	-	OTHER EXPENSES, NET

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Adjustment of purchase price of subsidiary (1)	-	-	975
Impairment of goodwill (2)	672	904	157
Legal expenses (3)	-	7,863	-
Write-off of account receivable in respect of sale of subsidiary (4)	484	-	-
Other	461	(76)	24
	1,617	8,691	1,156

(1)	See Note 12A1.

(2)	See Note 8.

(3)	See Note 12A3.

(4)
During April 2012, the Company sold its entire holding in the subsidiary Ituran Cellular Communication Ltd. for US$ 0.3 million in cash and for an additional amount of approximately US$ 0.5 million that was required to be paid soon thereafter.  However, during late 2012, the acquirer entered into liquidation proceedings by its creditors and therefore due to the significant uncertainty regarding the collection of this debt, the entire amount was written-off.

Financing Income, Net	12 Months Ended
Dec. 31, 2012
Financing Income, Net [Abstract]
Financing Income, Net
NOTE 15	-	FINANCING INCOME, NET

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

Short-term interest expenses, commissions and other	(873)	(224)	(404)
Gains (losses) on derivative financial instruments	-	(314)	819
Gains in respect of marketable securities	2	22	30
Interest expenses in respect of long-term loans	(8)	(12)	(4)
Interest income in respect of deposit	1,770	1,817	1,168
Exchange rate differences and others, net	96	811	(1,470)
	987	2,100	139

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Income Tax
NOTE 16	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Income taxes (tax benefit):
Current taxes:
In Israel	4,896	2,003	3,191
Outside Israel	6,013	6,530	5,396
	10,909	8,533	8,587
Deferred taxes:
In Israel	(249)	1,425	(1,877)
Outside Israel	1,204	(3,564)	804
	955	(2,139)	(1,073)
Taxes in respect of prior years:
In Israel	(126)	(739)	(1,228)
Outside Israel	(48)	-	-
	(174)	(739)	(1,228)
	11,690	5,655	6,286

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
Commencing 2008, a certain Israeli subsidiary of the Company was granted "beneficiary enterprise" status as defined under the investment law.  As such, the subsidiary was entitled to tax exemption for the duration of 2 years.

2.
In December 2010, the Israeli parliament passed the Economic Policy Law for 2011 and 2012 (Legislative Amendments) - 2011 which set out, among other things, amendments to the investment law, effective January 1, 2011.  The amendment changes introduced a new status of "Preferred Company" and "Preferred Enterprise". Accordingly on the preferred revenues (as determined on the investment Law) applies uniform tax rates which are, in 2011 and 2012, 15%, in 2013 and 2014, 12.5%, and in 2015 and thereafter, 12%.  The reduced tax rates will be granted for an unlimited period of time to a Preferred Enterprise that meets the conditions set out in the law.

3.
Due to the changes made in the Investment Law subsidiaries of the Company were entitled to reduce tax rate as detailed above in the 2011 tax year.  Accordingly, the tax imposed on the subsidiaries preferred revenues for the year 2011 was set at a rate of 15%.

4.	As of December 31, 2012, only one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.

D.	Reduction in corporate tax rates

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) – 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) – 1961 was amended, whereby the corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20% and 2016 and thereafter – 18%.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was publicized.  As part of the law, among other, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) – 2009 and the Income Tax Ordinance (New Version) – 1961 were amended whereby, commencing 2012, the blueprint for the reduction in the corporate tax rates was cancelled and the corporate tax rate was set at 25%, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Tax assessments

The Company has received final tax assessments through the 2008 tax year.  A certain Israeli subsidiary has received final tax assessments through the 2007 tax year.  The other subsidiaries have not been assessed since incorporation.

G.	Carry forward tax losses

As of December 31, 2012, the Company and its subsidiaries in Brazil and Argentina have no carry forward tax losses.

Carry forward tax losses of an Israeli subsidiary as of December 31, 2012 amount to approximately US$ 0.9 million.  Carry forward tax losses in Israel may be utilized indefinitely.

As of December 31, 2012, the Company's non Israeli subsidiary in the United States has available estimated carry forward foreign tax credits tax approximately US$ 11.5 million.  Such carry forward tax losses may be utilized until 2022.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

H.	The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Pretax income	37,689	27,864	16,062
Statutory tax rate	25%	24%	25%
Tax computed at the ordinary tax rate	9,422	6,687	4,016
Nondeductible expenses	418	506	290
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	1,087	757	2,028
Deductible financial expenses recorded to additional paid-in capital	(244)	136	(331)
Taxes in respect of prior years	(174)	(739)	(1,228)
Tax adjustment in respect of different tax rates	1,734	821	1,726
Utilization of losses of prior years in respect of which no deferred taxes were generated	-	(1,292)	(409)
Taxes in respect of withholding at the source from royalties and dividends	853	177	148
Adjustment in respect of tax rate deriving from "approved enterprises"	(233)	(801)	-
Others	(1,173)	(597)	46
	11,690	5,655	6,286

I.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Deferred taxes included in other current assets:
Provision for employee related obligations	115	97
Provision for legal obligation	2,382	2,675
	2,497	2,772

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

I.	Summary of deferred taxes (cont.)

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Long-term deferred income taxes:
Provision for employee related obligations	534	450
Carry forward tax losses	3,188	3,892
Temporary differences, net	2,201	2,523
	5,923	6,865
Valuation allowance	(2,392)	(2,089)
	3,531	4,776

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011

Deferred income taxes included in long-term investments and other assets	4,174	5,568
Deferred income taxes included in long-term liabilities	(643)	(792)
	3,531	4,776

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

The Company and its Israeli subsidiaries	20,060	19,680	(2,664)
Non-Israeli subsidiaries	17,629	8,184	18,726
	37,689	27,864	16,062

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

K.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

US dollars
(in thousands)
Balance at January 1, 2010	4,619
Translation differences	(276)
Decrease related to settlements (*)	(4,343)
Balance at January 1, 2011	-
Additions based on tax positions related to the current year	1,504
Balance at December 31, 2011	1,504
Decrease related tax positions of prior years	(1,076)
Translations differences related to the current year	11
Balance at December 31, 2012	439

The Company anticipates that it is reasonably possible that over the next twelve months the amount of unrecognized tax benefits could be reduced to zero, therefore as of December 31, 2012, the liability with respect to uncertain tax positions is presented as short-term liability in the balance sheet (within "Other current liabilities").

(*)
During October 2010, the Company signed a settlement agreement with the Israeli tax authorities, relating to an audit of its tax returns for the years 2002 through 2008.  As a result, the Company decreased the entire amount of the unrecognized tax benefits which related to the tax uncertainties that were settled.  The difference between the balance of the unrecognized tax benefits and the amount settled with the tax authorities (an amount of $1.23 million) was presented within taxes in respect of prior years, in fiscal year 2010.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 17	-	EARNINGS PER SHARE

The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2012, 2011 and 2010, are as follows

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,880	21,278	8,702

	Number of shares
	Year ended December 31,
(in thousands)	2012	2011	2010
Weighted average number of shares used in the computation of basic and diluted earnings per share (*)	20,968	20,968	20,968

(*)
Following the decision of the district court to accept Leonardo's claim, the Company has excluded the impact of the shares issuable upon the assumed conversion of the capital notes with respect to the computation diluted earnings per share for fiscal year 2010 and thereafter.  (See Note 12A2).  Other than the capital notes, there are no potential shares in all reported periods.

:

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties [Abstract]
Related Parties

NOTE 18 - RELATED PARTIES

A. The Tzivtit Insurance Ltd. ("Tzivtit Insurance"), owned by a director of the Company, serves as the Company's insurance agent and provides the Company with elementary insurance and managers insurance.

In respect of these insurance services, Tzivtit Insurance is entitled to receive commissions at various rates, paid by the insurance company (which is not considered a related party).

With respect to basic insurance policies, and directors and offices insurance policies, the Company paid to the insurance company in 2012, US$ 280 thousand and US$ 189 thousand, respectively (In 2011 US$ 280 thousand and US$ 198 thousand, respectively.) Tzivtit Insurance is entitled to commissions in an aggregate amount of NIS 278 thousand (US$ 72 thousand) to be paid to Tzivtit Insurance by the insurance company on account of these policies. (US$ 50 thousand and US$ 65 thousand in 2011 and 2010, respectively.)

B. In February 2003, an agreement was signed between the Company and A. Sheratzky Holdings Ltd., a wholly-owned and controlled company belonging to Mr. Izzy Sheratzky, President and Director. The agreement includes, among other things, the cost of Mr. Izzy Sheratzky's monthly employment in an amount of NIS 98,000 (US$ 25,000), entertainment expenses, car maintenance expenses, cellular phone, and entitlement to participate in the profits of the Company in an amount equal to 5% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

The agreement is for a two-year period, with automatic two-year extensions, unless either of the parties gives 180 day advance notice of its intention to terminate the agreement.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky, which according to current Israeli law will remain in force and effect until May 11, 2014.

C. On September 5, 2002, the Company entered into independent contractor agreements with A. Sheratzky Holdings Ltd. and each of Eyal Sheratzky and Nir Sheratzky (the Co-CEO's of the Company), pursuance to which A. Sheratzky Holdings will provide management services to the Company through Eyal Sheratzky and Nir Sheratzky in consideration of monthly payments in the amount of NIS 48,892 and NIS 49,307 (US$ 13,100 and US$ 13,200), respectively, in addition to providing each of them a company car and reimbursement of certain business expenses. In January 2004, changes in the employment terms of the two Co-CEOs of the Company were approved, whereby in addition to the agreement detailed above, each would be entitled to an annual bonus equal to 1% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky (including third addendum thereto that clarifies the nature of its role and services), which according to current Israeli law will remain in force and effect until May 11, 2014.

The aggregate expenses to A. Sheratzky Holdings in 2012, 2011 and 2010 (including with respect to B. above), were approximately US$ 2,691,000, US$ 2,618,000 and US$ 2,284,000, respectively.

D.
In accordance with an agreement with a related party (as amended), Prof. Yehuda Kahane, for financial consulting, the Company is required to pay the consultant monthly consulting fees of NIS 15,000 (US$ 4,300) a month, linked to the Israeli Consumer Price Index.  The aggregate amount paid to Professor Kahane in each of the years 2012, 2011 and 2010 was approximately US$ 56,000, US$ 59,000 and US$ 55,000, respectively.

E. On January 23, 2007, the Company's subsidiary, E-Com Global Electronic Commerce Ltd. ("E-Com "), signed an agreement with Gil Sheratzky for the employment of Mr. Sheratzky as CEO of that company, in consideration of monthly payments in the amount of NIS 25,000 (US$ 6,700), in addition to providing him a company car, managers insurance and education fund contribution (as customary in Israel) and reimbursement of certain business expenses. In his position, Mr. Sheratzky will report to the Co-CEO of the Company. The compensation paid to Gil Sheratzky includes a bonus in an amount equal to 2% of the annual increase in E-COM profits before tax (up to a maximum amount of 1% of that company's profits before tax), based on its audited consolidated financial statements for the relevant year, beginning January 1, 2007.

The aggregate amount paid to Mr. Gil Sheratzky in 2012, 2011 and 2010 was approximately US$ 203,000 US$ 196,000 and US$ 175,000, respectively.

Whereas the term of the agreement exceeds three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with Gil Sheratzky, which according to current Israeli law will remain in force and effect until May 11, 2014.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
NOTE 19	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location- Based Services and Wireless Communications Products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location-based services:

The location-based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides location-based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.  The Group sells products to customers in Israel, United States, and others.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19	-	SEGMENT REPORTING (cont.)

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Other	Total

Year ended December 31, 2012
Revenues	114,565	35,753	-	150,318
Operating income	29,604	343	-	29,947
Assets	64,332	9,129	-	73,461
Goodwill	3,692	4,351	-	8,043
Expenditures for assets	7,636	77	-	7,713
Depreciation and amortization	11,472	130	-	11,602
Year ended December 31, 2011
Revenues	120,410	39,757	-	160,167
Operating income	22,468	4,115	-	26,583
Assets	71,100	7,696	990	79,786
Goodwill	4,265	4,249	-	8,514
Expenditures for assets	12,982	188	-	13,170
Depreciation and amortization	14,376	127	-	14,503
Year ended December 31, 2010
Revenues	108,101	39,724	-	147,825
Operating income	31,994	(1,326)	-	30,668
Assets	71,101	9,255	1,454	81,810
Goodwill	5,503	4,576	-	10,079
Expenditures for assets	14,755	210	-	14,965
Depreciation and amortization	12,470	89	-	12,559

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19	-	SEGMENT REPORTING (cont.)

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise's consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

Total revenues of reportable segment and consolidated revenues	150,318	160,167	147,825

Operating income
Total operating income for reportable segments	29,947	26,583	30,668
Unallocated amounts:
Other income (expenses)	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Consolidated income before taxes on income	37,689	27,864	16,062

Assets
Total assets for reportable segments (*)	81,504	88,300	91,889
Other unallocated amounts:
Current assets	48,512	50,339	75,396
Investments in affiliated and other companies	242	287	306
Property and equipment, net	9,187	9,278	9,795
Other assets	2,500	3,108	4,178
Other unallocated amounts	5,394	6,145	6,780
Consolidated total assets (at year end)	147,339	157,457	188,344

Other significant items
Total expenditures for assets of reportable segments	7,713	13,170	14,965
Unallocated amounts	2,320	3,065	3,715
Consolidated total expenditures for assets	10,033	16,235	18,680

Total depreciation and amortization for reportable segments	11,602	14,503	12,559
Unallocated amounts	3,069	3,298	3,316
Consolidated total depreciation and amortization	14,671	17,801	15,875

(*)	Including goodwill.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19	-	SEGMENT REPORTING (cont.)

E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2012	2011	2010

Israel	70,595	80,202	71,211
United States	4,749	4,116	3,700
Brazil	58,242	62,409	61,096
Argentina	13,546	12,345	10,857
Others	3,186	1,095	961
Total	150,318	160,167	147,825

	Property and equipment, net
	December 31,
(in thousands)	2012	2011	2010

Israel	9,440	10,244	10,053
United States	146	183	161
Brazil	20,132	25,892	31,112
Argentina	4,438	4,551	4,821
Total	34,156	40,870	46,147

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2012, 2011 and 2010 there were no sales exceeding 10% of total revenues to none of our customers.

Financial Instruments And Risks Management	12 Months Ended
Dec. 31, 2012
Financial Instruments And Risks Management [Abstract]
Financial Instruments And Risks Management
NOTE 20	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables, derivatives and deposits in escrow.

Most of the Group's cash and cash equivalents, deposits in escrow and short-term investments (including investments in trading marketable securities), as of December 31, 2012 and 2011, were deposited with major Israeli banks. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group's sales are made in Israel, South America and the United States, to a large number of customers, including insurance companies.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, the Group's trade receivables do not represent a substantial concentration of credit risk.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 20	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (cont.)

B.	Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

From time to time, the Company enters into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency, will be affected by changes in exchange rates.  In addition the Company has certain involvement with derivative financial instruments for trading purposes.

As described in Note 1K, certain transactions were designated and accounted as hedging instruments. Other transactions do not qualify as hedging instruments (or have not been designated as such).

At December 31, 2010, the balance of such derivative instruments amounted to approximately US$ 32,000 (assets) and approximately US$ 819,000 were recognized in the Statement of Income during the year ended that date as losses on derivative financial instruments. At December 31, 2011, US$ 314,000 were recognized in the statement of income as losses on derivative financial instruments.

C.	Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash equivalents, derivative financial instruments and the investments in marketable securities at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash equivalents and marketable securities are classified within Level 1 due to the fact that these assets are valued using quoted market prices.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

See also Note 1W.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, accounts receivable, accounts payable and other current liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

The Company's financial assets measured at fair value on a recurring basis, as of December 31, 2011, consisted of trading securities in an amount of US$ 68 thousand (Level 1).  As of December 31, 2012, there were no financial instruments measured at fair value.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Operations

1.	Operations

a.

Ituran Location and Control Ltd. (the "Company") commenced operations in 1994.  The Company and its subsidiaries (the "Group") are engaged in the provision of location-based services and machine-to-machine wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

b.	Regarding litigation with respect to the sale of the subsidiary Telematics Wireless Ltd., see Note 12A1.

c.	Regarding the district court decision with respect to Leonardo P.L.'s claim, see Note 12A2.

d.	Regarding the tax dispute in Brazil, see Note 12A3.

Basis Of Presentation
3.	Basis of presentation
The consolidated financialstatements were prepared in accordance with accounting principles generallyaccepted in the United States of America ("US GAAP").
Use Of Estimates In The Preparation Of Financial Statements
4.	Use of estimates in the preparation of financial statements

The preparation of financialstatements in conformity with US GAAP requires management to make estimates andassumptions that affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the consolidatedfinancial statements, and the reported amounts of revenues and expenses duringthe reporting periods.  Actual results could differ from theestimates.

As applicable to these consolidatedfinancial statements, the most significant estimates and assumptions relate tocontingencies, revenue recognition, valuation of goodwill, deferred taxes andtax liabilities and uncertainties.

Principles Of Consolidation
B.	Principles of consolidation

The consolidated financialstatements include the accounts of the Company and all of itssubsidiaries.  In these financial statements, the term "subsidiary"refers to a company over which the Company exerts control (ownership interestof more than 50%), and the financial statements of which are consolidated withthose of the Company.  Significant intercompany transactions andbalances are eliminated upon consolidation; profits from intercompany sales,not yet realized outside of the Group, are alsoeliminated.  Non-controlling interests are presented in equity.

Cash And Cash Equivalents
C.	Cash and cash equivalents

The Group considers all highlyliquid investments, which include short-term bank deposits that are notrestricted as to withdrawal or use, and short-term debentures, with originalperiods to maturity not exceeding three months, to be cash equivalents.

Deposits In Escrow
D.	Deposits in escrow

Restricted cash is invested incertificates of deposit, which are used to ensure certain representations andwarranties to third parties.  See Note 12A1.

Such deposits are presented in thebalance sheets as current assets or as long-term assets based on management'sassessment regarding their realization.

Marketable Securities
E.	Marketable securities

The Company accounts for investmentsin marketable securities in accordance with ASC Topic 320-10, "Investments- Debt and Equity Securities" ("ASC Topic 320-10"). Managementdetermines the appropriate classification of its investments in marketablesecurities at the time of purchase and reassesses such determination at eachbalance sheet date.

As of December 31, 2011, theinvestments in marketable securities covered by ASC Topic 320-10 weredesignated by management as trading securities.

Trading securities are stated atmarket value. The changes in market value are charged to financing income orexpenses.

Trading gains for the years 2012,2011 and 2010, in respect of trading securities held by the Group wereinsignificant.

Treasury Stock
F.	Treasury stock

Company shares held by the Companyand its subsidiary are presented as a reduction of equity, at their cost to theCompany or to the subsidiary, under the caption "Treasury Stock". Gains andlosses upon sale of these shares, net of related income taxes, are recorded asadditional paid in capital.

Allowance For Doubtful Accounts
G.	Allowance for doubtful accounts

The allowance for doubtful accountsis determined with respect to amounts the Group has determined to be doubtfulof collection. In determining the allowance for doubtful accounts, the Companyconsiders, among other things, its past experience with customers, the lengthof time that the balance is post due, the customer's current ability to pay andavailable information about the credit risk on such customers.  Seealso Note 20A.

The allowance in respect of accountsreceivable at December 31, 2012 and 2011 was US$ 1,356,000 andUS$ 1,302,000, respectively.

Inventories
H.	Inventories

Inventories are stated at the lowerof cost or market.  Cost is determined as follows: raw materials andfinished products – mainly on the basis of first-in, first-out (FIFO); work inprogress – on the basis of direct production costs including materials, laborand subcontractors.

Investment In Affiliated Companies
I.	Investment in affiliated companies

Investments in companies in whichthe Group has significant influence (ownership interest of between 20% and 50%)but less than controlling interests, are accounted for by the equitymethod.  Income on intercompany sales, not yet realized outside ofthe Group, was eliminated.  The Company also reviews theseinvestments for impairment whenever events indicate the carrying amount may notbe recoverable.

Investments in companies in whichthe company no longer has significant influence, are classified as"investments in other companies".  See J. below.

Investment In Other Companies
J.	Investment in other companies

Non-marketable investments in othercompanies in which the Company does not have a controlling interest norsignificant influence are accounted for at cost, net of write down for anypermanent decrease in value.

Derivatives
K.	Derivatives

The group applies the provisions ofASC Topic 815, "Derivatives and Hedging".  Inaccordance with ASC Topic 815, all the derivative financial instruments arerecognized as either assets or liabilities on the balance sheet at fair value.The accounting for changes in the fair value of a derivative financialinstrument depends on whether it has been designated and qualifies as part of ahedging relationship and further, on the type of hedging relationship. Forderivative financial instruments that are designated and qualify as hedginginstruments, a company must designate the hedging instrument, based upon theexposure being hedged, as a fair value hedge, cash flow hedge or a hedge of anet investment in a foreign operation.

From time to time the Companycarries out transactions involving foreign exchange derivative financial instruments(mainly forward exchange contracts) which are designed to hedge the cash flowsexpected to be paid with respect to forecasted purchases of inventory,denominated in currencies other than the functional currency of the Company.Such transactions were designated as hedging instruments on the date that theCompany entered into such derivative contracts, and qualify as cash flow hedgesunder ASC Topic 815.

The effective portion of the changesin fair value of the derivative instruments designated for hedging purposes arereported as "other comprehensive income" under "gains (losses) in respect ofderivative instruments designated for cash flow hedge, net of related taxes",and are recognized in the statements of income when the hedged transactionrealizes. During the reporting periods, the gains or losses that wererecognized in earnings for hedge ineffectiveness were insignificant.

All other derivatives which do notqualify for hedge accounting, or which have not been designated as hedginginstruments, are recognized in the balance sheet at their fair value, withchanges in the fair value carried to the statements of income and included infinancing income (expenses), net.

See also Notes 15 and 20B forfurther information.

Property And Equipment
L.	Property and equipment

1.

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets.  Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2.	Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment Of Long-Lived Assets
M.	Impairment of long-lived assets

TheGroup's long-lived assets are reviewed for impairment, whenever events orchanges in circumstances indicate that the carrying amount of an asset may notbe recoverable.  Recoverability of assets to be held and used ismeasured by a comparison of the carrying amount of an asset to the futureundiscounted cash flows expected to be generated by the asset.  Ifsuch assets are considered to be impaired, the impairment to be recognized ismeasured by the amount by which the carrying amount of the asset exceeds itsfair value (see Note 1O with respect to the annual impairment test ofgoodwill).

Income Taxes
N.	Income taxes

The Group accounts for income taxesin accordance with ASC Topic 740-10, "Income Taxes". Accordingto this FASB guidance, deferred income taxes are determined utilizing the assetand liability method based on the estimated future tax effects of differencesbetween the financial accounting and the tax bases of assets and liabilitiesunder the applicable tax law.  Deferred tax balances are computedusing the tax rates expected to be in effect at the time when these differencesreverse. Valuation allowances in respect of the deferred tax assets areprovided for if, based upon the weight of available evidence, it is more likelythan not that all or a portion of the deferred income tax assets will not berealized.

US GAAP provides that the taxeffects from an uncertain tax position can be recognized in the financialstatements only if the position is "more-likely-than-not" to besustained were to be challenged by a taxing authority.  Theassessment of the tax position is based solely on the technical merits of theposition, without regard the likelihood that the tax position may bechallenged.  If an uncertain tax position meets the"more-likely-than-not" threshold, the largest amount of tax benefitthat is greater than 50% likely to be recognized upon ultimate settlement withthe taxing authority is recorded.  See also Note 16K.

The Company recognizes interest asinterest expenses (among financing expenses) and penalties, if any, related tounrecognized tax benefits in its provision for income tax.

Goodwill And Intangible Assets
O.	Goodwill and intangible assets

Goodwill represents the excess ofthe purchase price over the fair value of the identifiable net assets acquiredin business combinations accounted for as purchases and is allocated toreporting units at acquisition.  Goodwill is not amortized but rathertested for impairment at least annually in accordance with the provisions ofASC Topic 350, "Intangibles - Goodwill and Other".  TheCompany performs its goodwill annual impairment test for the reporting units atDecember 31 of each year, or more often if indicators of impairment arepresent.

As required by ASC Topic 350, asamended by ASU No. 2011-08, "Testing for Impairment", which amendmentwas early adopted by the Company in its annual consolidated financialstatements for the year ended December 31, 2011, the Company chooses either toperform a qualitative assessment wheatear the two-step goodwill impairment testis necessary or proceeds directly to the two-step goodwill impairment test.Such determination is made for each reporting unit on a stand-alone basis.  Thequalitative assessment includes various factors such as macroeconomicconditions, industry and market considerations, cost factors, overall financialperformance, earnings multiples, gross margin and cash flows from operatingactivities and other relevant factors.

When the Company chooses to performa qualitative assessment and determines that it is more likely than not (a morethan 50 percent likelihood) that the fair value of the reporting unit is lessthan its carrying value, then the Company proceeds to the two-step goodwillimpairment test. If the Company determines Otherwise, no further evaluation isnecessary.

When the Company decides or isrequired to perform the two-step goodwill impairment test, the Company comparesthe fair value of the reporting unit to its carrying value ("step1"). If the fair value exceeds the carrying value of the reporting unitnet assets (including the goodwill allocated to such reporting unit), goodwillis considered not to be impaired, and no further testing is required. If thecarrying value exceeds the fair value of the reporting unit, then the impliedfair value of goodwill is determined by subtracting the fair value of all theidentifiable net assets from the fair value of the reporting unit. Animpairment loss is recorded for the excess, if any, of the carrying value ofthe goodwill allocated to the reporting unit over its implied fair value("step 2").

The Company applies assumptions thatmarket participants would consider in determining the fair value of eachreporting unit and the fair value of the identifiable assets and liabilities ofthe reporting units, as applicable.

In order to determine the fair valueof the reporting units, the Company utilized the "income approach".According to the income approach expected future cash flows are discounted totheir present value using an appropriate rate of return. Judgments andassumptions related to future cash flows (projected revenues, operatingexpenses, and capital expenditures), future short-term and long-term growthrates, and weighted average cost of capital, which are based on management'sinternal assumptions, and believed to be similar to those of marketparticipants and to represent both the specific risks associated with thebusiness, and capital market conditions, are inherent in developing thediscounted cash flow model.

During 2012, 2011 and 2010, theCompany recorded an impairment loss in an amount of US$ 672,000,US$ 904,000 and US$ 157,000, respectively.  See Note 8.

Intangible assets with finite livesare amortized using the straight-line basis over their useful lives, to reflectthe pattern in which the economic benefits of the intangible assets areconsumed or otherwise used up, as follows

Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

Contingencies
P.	Contingencies

The Company and its subsidiaries areinvolved in certain legal proceedings that arise from time to time in theordinary course of their business and in connection with certain agreementswith third parties.  Except for income tax contingencies, the Companyrecords accruals for contingencies to the extent that the management concludesthat the occurrence is probable and that the related liabilities are estimable.Legal expenses associated with contingencies are expensed as incurred.

Liability For Employee Rights Upon Retirement
Q.	Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance expenses for the years ended December 31, 2012, 2011 and 2010, amounted to US$ 1,204,000, US$ 1,172,000 and US$ 770,000, respectively.

Revenue Recognition
R.	Revenue recognition

Revenues are recognized whendelivery has occurred and, where applicable, after installation has beencompleted, there is persuasive evidence of an agreement, the fee is fixed ordeterminable and collection of the related receivable is reasonably assured andno further obligations exist. In cases where delivery has occurred but therequired installation has not been performed, the Company does not recognizethe revenues until the installation is completed.

The Company's revenues are recognizedas follows:

1.	Revenues from sales are recognized when title and risk of loss of the product pass to the customer (usually upon delivery).

2.

The Company applies the provisions of ASC Topic 605-25, "Revenue Recognition - Multiple-Element Arrangements", as amended. ASC Topic 605-25 provides guidance on how to account for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets. For such arrangements, each element of the contract is accounted for as a separate unit when it provides the customer value on a stand-alone basis and if an arrangement includes a right of return relative to a delivered item, delivery or performance of the undelivered item or items is considered probable and substantially in the control of the Company. According to ASC 605-25, as amended, when neither "vendor specific objective evidence" of selling price, nor third party price exists, the Company is required to develop a best estimate of the selling price of the deliverables and the entire arrangement consideration is allocated to the deliverables based on the relative selling prices.

Revenues from SVR servicessubscription fees and from installation services, sold to customers within asingle contractually binding arrangement were accounted for revenue recognitionpurposes as a single unit of accounting in accordance with ASC Topic 605-25,since the installation services element was determined not to have a value on astand-alone basis to the customer. Accordingly, the entire contract fee for thetwo deliverables is recognized ratably on a straight-line basis over thesubscription period.

3.

Deferred revenues include unearned amounts received from customers (mostly for the provision of installation and subscription services) but not yet recognized as revenues.  Such deferred revenues are recognized as described in paragraph 2, above.

4.

Sale and leaseback transactions

The Company accounts for sale and leaseback transactions in accordance with the provisions of ASC Topic 840-40, "Sale-Leaseback Transactions".

Accordingly, with respect of a certain leaseback transaction that was determined to be an operating lease and involving the use of more than a minor part but less than substantially all of the asset sold, the entire profit on the sale was deferred and amortized in proportion to rental payments over the term of the lease. There was no recognition of any profit at the date of the sale since the present value of the minimum lease payments exceeded the amount of the profit.

5.	Extended warranty Revenues from extended warranty which are provided for a monthly fee and are sold separately are recognized over the duration of the warranty periods.

Warranty Costs
S.	Warranty costs

The Company provides a warranty forits products to end-users at no extra charge. The Company estimates the coststhat may be incurred under its warranty obligation and records a liability atthe time the related revenues are recognized.

Among the factors affecting thewarranty liability are the number of installed units and historical percentagesof warranty claims. The Company periodically assesses the adequacy of therecorded warranty liability and adjusts the amount to the extent necessary. Todate, warranty costs and the related liabilities have not been material.

Research And Development Costs
T.	Research and development costs

1.	Research and development costs (other than computer software related expenses) are expensed as incurred.

2.

Software Development Costs

ASC Topic 985-20, "Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.  Research and development costs incurred in the process of developing product improvements or new products, are generally expensed as incurred, net of grants received from the Government of Israel for development of approved projects. Costs incurred by the Company between the establishment of technological feasibility and the point at which the product is ready for general release are usually insignificant.

Advertising Costs
U.	Advertising costs

Advertising costs are expensed asincurred.

Advertising expenses for the yearsended December 31, 2012, 2011 and 2010 amounted to US$ 6.6 million,US$ 6.4 million and US$ 6.6 million,respectively.  Advertising expenses are presented among "sellingand marketing expenses".

Earnings Per Share
V.	Earnings per share

Basic earnings per share arecomputed by dividing net income attributable to the common shares, by theweighted average number of shares outstanding during the year, net of theweighted average number of treasury stock.

In computing diluted earnings pershare, basic earnings per share are adjusted to reflect the potential dilutionthat could occur upon the exercise of options granted under employee stockoption plans, using the treasury stock method, and the conversion of theconvertible capital notes, using the if converted method.

W.       Fairvalue measurements

The Company measures fair value anddiscloses fair value measurements for financial and non-financial assets andliabilities. Fair value is based on the price that would be received to sell anasset or paid to transfer a liability in an orderly transaction between marketparticipants at the measurement date.

As such, fair value is a marketbased measurement that is required to be determined based on the assumptionsthat market participants would use to determine the price of an asset or aliability.

As a basis for considering suchassumptions, the fair value accounting standard establishes the following fairvalue hierarchy, which prioritizes the inputs used in the valuationmethodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted)in active markets that are accessible at the measurement date for assets orliabilities. The fair value hierarchy gives the highest priority to Level 1inputs.

Level 2 - Observable prices that arebased on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs areused when little or no market data is available. Level 3 inputs are consideredas the lowest priority under the fair value hierarchy.

In determining fair value, companiesare required to utilize valuation techniques that maximize the use ofobservable inputs and minimize the use of unobservable inputs to the extentpossible as well as to consider counterparty credit risk in the assessment offair value.

Regarding the fair valuemeasurements of financial assets and liabilities and the fair value hierarchyof such measurement, see Note 20C.

The Company also measures certainnon-financial assets, consisting mainly goodwill and intangible assets at fairvalue on a nonrecurring basis.  These assets are adjusted to fairvalue when they are considered to be impaired.  As ofDecember 31, 2012, the Company measured the fair value of goodwill with atotal carrying amount of US$ 5.2 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 1.2million to its implied fair value of US$ 0.5 million resulting animpairment charge of US$ 0.7 million with respect to one of the reportingunits that were tested for impairment.  The fair value measurement ofthe non-financial assets is classified as level 3.

As of December 31, 2011, theCompany measured the fair value of goodwill with a total carrying amount ofUS$ 5.8 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 2 million to its implied fair value of US$ 1.3 million resulting an impairmentcharge of US$ 0.7 million with respect to one of the reporting units thatwere tested for impairment.  The fair value measurement of thenon-financial assets is classified as level 3.

See also Notes 1O and 8.

Fair Value Measurements

W.       Fairvalue measurements

The Company measures fair value anddiscloses fair value measurements for financial and non-financial assets andliabilities. Fair value is based on the price that would be received to sell anasset or paid to transfer a liability in an orderly transaction between marketparticipants at the measurement date.

As such, fair value is a marketbased measurement that is required to be determined based on the assumptionsthat market participants would use to determine the price of an asset or aliability.

As a basis for considering suchassumptions, the fair value accounting standard establishes the following fairvalue hierarchy, which prioritizes the inputs used in the valuationmethodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted)in active markets that are accessible at the measurement date for assets orliabilities. The fair value hierarchy gives the highest priority to Level 1inputs.

Level 2 - Observable prices that arebased on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs areused when little or no market data is available. Level 3 inputs are consideredas the lowest priority under the fair value hierarchy.

In determining fair value, companiesare required to utilize valuation techniques that maximize the use ofobservable inputs and minimize the use of unobservable inputs to the extentpossible as well as to consider counterparty credit risk in the assessment offair value.

Regarding the fair valuemeasurements of financial assets and liabilities and the fair value hierarchyof such measurement, see Note 20C.

The Company also measures certainnon-financial assets, consisting mainly goodwill and intangible assets at fairvalue on a nonrecurring basis.  These assets are adjusted to fairvalue when they are considered to be impaired.  As ofDecember 31, 2012, the Company measured the fair value of goodwill with atotal carrying amount of US$ 5.2 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 1.2million to its implied fair value of US$ 0.5 million resulting animpairment charge of US$ 0.7 million with respect to one of the reportingunits that were tested for impairment.  The fair value measurement ofthe non-financial assets is classified as level 3.

As of December 31, 2011, theCompany measured the fair value of goodwill with a total carrying amount ofUS$ 5.8 million that is allocated to certain reportingunits.  As a result of the above impairment test, the Companyrecorded an impairment loss of goodwill with a carrying amount of US$ 2 million to its implied fair value of US$ 1.3 million resulting an impairmentcharge of US$ 0.7 million with respect to one of the reporting units thatwere tested for impairment.  The fair value measurement of thenon-financial assets is classified as level 3.

See also Notes 1O and 8.

Deferred Installation Expenses
X.	Deferred installation expenses

Direct installation expensesincurred at the inception of specific subscription arrangements in brazil withspecific customers, to enable the Company's subsidiary in Brazil to performunder the terms of the arrangement (i.e. directly attributable to obtaining aspecific subscriber), which their costs can be measured reliably, arecapitalized and presented as "Deferred installation expenses" withinthe balances "Other current assets" and "Other non-current assets",as applicable.

Such installation activities hasdetermined not to represent separate earnings process for revenue recognitionpurposes in accordance with the principles of ASC Topic 605-25,"Multiple-Element Arrangements" as they has beendetermined not to have a value on a stand-alone basis to the customer.

The deferred expenses that arecapitalized are limited to the higher of value of the amount of nonrefundabledeferred revenue, if any or to the amount of the minimum contractualsubscription revenue, net of direct costs.

The deferred expenses are amortizedover the contractual life of the related subscription arrangements by thestraight-line method (usually 20 months). Costs that do not meet theaforementioned criteria, are recognized immediately as expenses.

Reclassification
Y.	Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any impact on the Company's equity, net income or cash flows.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Relevant Exchange Rates Of US Dollar And Israeli CPI

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2012	3.733	2.0435	112.15points
2011	3.821	1.8758	110.34points
2010	3.549	1.6662	108.00points
Increase (decrease) during the year:
2012	(2.30)%	(8.94)%	1.6%
2011	7.66%	12.57%	2.2%
2010	(5.99)%	(4.31)%	2.7%

Schedule Of Depreciation Rates
%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule Of Intangible Assets Useful Lives
Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Schedule Of Other Current Assets

	US dollars
	December 31,
(in thousands)	2012	2011
Prepaid expenses and others	6,094	3,221
Government institutions	3,156	4,974
Deferred installation expenses	2,647	3,133
Deferred income taxes (*)	2,497	2,772
Advances to suppliers	865	954
Employees	135	103
Related parties	5	8
	15,399	15,165

(*)	See Note 16.

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	US dollars
	December 31,
(in thousands)	2012	2011
Finished products	12,222	9,496
Raw materials	2,525	1,289
Work in progress	-	96
	14,747	10,881

Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current And Non-Current Assets [Abstract]
Schedule Of Other Non-Current Assets

	US dollars
	December 31,
(in thousands)	2012	2011

Government institutions	700	1,459
Deferred installation expenses	540	406
Deposits	650	351
	1,890	2,216

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net
	US dollars
	December 31,
(in thousands)	2012	2011
Operating equipment (*)	49,793	66,695
Office furniture, equipment and computers	22,976	21,183
Land	1,022	1,022
Buildings	2,731	3,067
Vehicles	3,389	3,196
Leasehold improvements	2,640	2,528
	82,551	97,691
Less – accumulated depreciation and amortization (**)	(48,395)	(56,821)
	34,156	40,870

(*)	As December 31, 2012 and 2011, an amount of US$ 28.8 million and US$ 45.2 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2012 and 2011, an amount of US$ 14.2 million and US$ 25.5 million is subject to operating lease transactions, respectively.

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets, Net

	US dollars
	December 31,			December 31,
(in thousands)	2012	2012	2012	2011
	Original amount	Accumulated amortization	Unamortized balance	Unamortized balance
GIS database	4,052	(2,253)	1,799	2,148
Customer base	1,191	(1,191)	-	180
Brand name	1,230	(460)	770	839
Others (*)	5,719	(5,697)	22	188
	12,192	(9,601)	2,591	3,355

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2011	5,503	4,576	10,079
Changes during 2011:
Impairment	(904)	-	(904)
Translation differences	(334)	(327)	(661)
Balance as of December 31, 2011	4,265	4,249	8,514
Changes during 2012:
Impairment (See B. below)	(672)	-	(672)
Translation differences	99	102	201
Balance as of December 31, 2012	3,692	4,351	8,043

Credit From Banking Institutions (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Line Of Credit Facilities And Current Portion Of Long-Term Debt

	US dollars
	December 31,
(in thousands)	2012	2011

Revolving credit – in NIS	45	347
Current maturities of long-term loans	176	43
	221	390

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Summary Of Other Current Liabilities
	US dollars
	December 31,
(in thousands)	2012	2011

Accrued expenses (*)	10,092	11,800
Employees and institutions in respect thereof	4,463	3,363
Government institutions	4,260	5,062
Related party	125	47
Accrued dividend	2,570	-
Others	863	694
	22,373	20,966

(*)	As of December 31, 2012 and 2011 includes approximately US$5.8 million and US$7.9 million respectively, regarding the legal fees resulting from the claim described in Note 12A3.

Long-Term Loans From Banking Institutions (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Summary Of Long-Term Loans

	Interest rates as of	US dollars
	December 31,	December 31,
(in thousands)	2012	2012	2011
	%
In NIS (unlinked)	4.75%	176	216
Less- current maturities	-	(176)	(43)
		-	173

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule Of Common Stock

December 31, 2012 and 2011	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Expenses, Net [Abstract]
Schedule Of Other Expenses, Net
	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Adjustment of purchase price of subsidiary (1)	-	-	975
Impairment of goodwill (2)	672	904	157
Legal expenses (3)	-	7,863	-
Write-off of account receivable in respect of sale of subsidiary (4)	484	-	-
Other	461	(76)	24
	1,617	8,691	1,156

(1)	See Note 12A1.

(2)	See Note 8.

(3)	See Note 12A3.

(4)
During April 2012, the Company sold its entire holding in the subsidiary Ituran Cellular Communication Ltd. for US$ 0.3 million in cash and for an additional amount of approximately US$ 0.5 million that was required to be paid soon thereafter.  However, during late 2012, the acquirer entered into liquidation proceedings by its creditors and therefore due to the significant uncertainty regarding the collection of this debt, the entire amount was written-off.

Financing Income, Net (Tables)	12 Months Ended
Dec. 31, 2011
Financing Income, Net [Abstract]
Schedule Of Financing Income, Net

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

Short-term interest expenses, commissions and other	(873)	(224)	(404)
Gains (losses) on derivative financial instruments	-	(314)	819
Gains in respect of marketable securities	2	22	30
Interest expenses in respect of long-term loans	(8)	(12)	(4)
Interest income in respect of deposit	1,770	1,817	1,168
Exchange rate differences and others, net	96	811	(1,470)
	987	2,100	139

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Schedule Of Components Of Income Taxes

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Income taxes (tax benefit):
Current taxes:
In Israel	4,896	2,003	3,191
Outside Israel	6,013	6,530	5,396
	10,909	8,533	8,587
Deferred taxes:
In Israel	(249)	1,425	(1,877)
Outside Israel	1,204	(3,564)	804
	955	(2,139)	(1,073)
Taxes in respect of prior years:
In Israel	(126)	(739)	(1,228)
Outside Israel	(48)	-	-
	(174)	(739)	(1,228)
	11,690	5,655	6,286

Schedule Of Income Tax Reconciliation

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Pretax income	37,689	27,864	16,062
Statutory tax rate	25%	24%	25%
Tax computed at the ordinary tax rate	9,422	6,687	4,016
Nondeductible expenses	418	506	290
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	1,087	757	2,028
Deductible financial expenses recorded to additional paid-in capital	(244)	136	(331)
Taxes in respect of prior years	(174)	(739)	(1,228)
Tax adjustment in respect of different tax rates	1,734	821	1,726
Utilization of losses of prior years in respect of which no deferred taxes were generated	-	(1,292)	(409)
Taxes in respect of withholding at the source from royalties and dividends	853	177	148
Adjustment in respect of tax rate deriving from "approved enterprises"	(233)	(801)	-
Others	(1,173)	(597)	46
	11,690	5,655	6,286

Summary Of Deferred Taxes

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Deferred taxes included in other current assets:
Provision for employee related obligations	115	97
Provision for legal obligation	2,382	2,675
	2,497	2,772

Schedule Of Deferred Taxes Balance Sheet Location

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Long-term deferred income taxes:
Provision for employee related obligations	534	450
Carry forward tax losses	3,188	3,892
Temporary differences, net	2,201	2,523
	5,923	6,865
Valuation allowance	(2,392)	(2,089)
	3,531	4,776

Schedule Of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2012	2011

Deferred income taxes included in long-term investments and other assets	4,174	5,568
Deferred income taxes included in long-term liabilities	(643)	(792)
	3,531	4,776

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

The Company and its Israeli subsidiaries	20,060	19,680	(2,664)
Non-Israeli subsidiaries	17,629	8,184	18,726
	37,689	27,864	16,062

Changes In Unrecognized Tax Benefits

US dollars
(in thousands)
Balance at January 1, 2010	4,619
Translation differences	(276)
Decrease related to settlements (*)	(4,343)
Balance at January 1, 2011	-
Additions based on tax positions related to the current year	1,504
Balance at December 31, 2011	1,504
Decrease related tax positions of prior years	(1,076)
Translations differences related to the current year	11
Balance at December 31, 2012	439

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Net Income Used In Earnings Per Share

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,880	21,278	8,702

Schedule Of Weighted Average Shares Used In Earnings Per Share

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,880	21,278	8,702

	Number of shares
	Year ended December 31,
(in thousands)	2012	2011	2010
Weighted average number of shares used in the computation of basic and diluted earnings per share (*)	20,968	20,968	20,968

(*)
Following the decision of the district court to accept Leonardo's claim, the Company has excluded the impact of the shares issuable upon the assumed conversion of the capital notes with respect to the computation diluted earnings per share for fiscal year 2010 and thereafter.  (See Note 12A2).  Other than the capital notes, there are no potential shares in all reported periods.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Segment Reporting Infomation By Segment

	US dollars
(in thousands)	Location based services	Wireless communications products	Other	Total

Year ended December 31, 2012
Revenues	114,565	35,753	-	150,318
Operating income	29,604	343	-	29,947
Assets	64,332	9,129	-	73,461
Goodwill	3,692	4,351	-	8,043
Expenditures for assets	7,636	77	-	7,713
Depreciation and amortization	11,472	130	-	11,602
Year ended December 31, 2011
Revenues	120,410	39,757	-	160,167
Operating income	22,468	4,115	-	26,583
Assets	71,100	7,696	990	79,786
Goodwill	4,265	4,249	-	8,514
Expenditures for assets	12,982	188	-	13,170
Depreciation and amortization	14,376	127	-	14,503
Year ended December 31, 2010
Revenues	108,101	39,724	-	147,825
Operating income	31,994	(1,326)	-	30,668
Assets	71,101	9,255	1,454	81,810
Goodwill	5,503	4,576	-	10,079
Expenditures for assets	14,755	210	-	14,965
Depreciation and amortization	12,470	89	-	12,559

Reconciliation Of Reporting Information From Segments To Consolidated

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

Total revenues of reportable segment and consolidated revenues	150,318	160,167	147,825

Operating income
Total operating income for reportable segments	29,947	26,583	30,668
Unallocated amounts:
Other income (expenses)	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Consolidated income before taxes on income	37,689	27,864	16,062

Assets
Total assets for reportable segments (*)	81,504	88,300	91,889
Other unallocated amounts:
Current assets	48,512	50,339	75,396
Investments in affiliated and other companies	242	287	306
Property and equipment, net	9,187	9,278	9,795
Other assets	2,500	3,108	4,178
Other unallocated amounts	5,394	6,145	6,780
Consolidated total assets (at year end)	147,339	157,457	188,344

Other significant items
Total expenditures for assets of reportable segments	7,713	13,170	14,965
Unallocated amounts	2,320	3,065	3,715
Consolidated total expenditures for assets	10,033	16,235	18,680

Total depreciation and amortization for reportable segments	11,602	14,503	12,559
Unallocated amounts	3,069	3,298	3,316
Consolidated total depreciation and amortization	14,671	17,801	15,875

Schedule Of Revenue And Long-Lived Assets By Geographical Areas

	Revenues
	Year ended December 31,
(in thousands)	2012	2011	2010

Israel	70,595	80,202	71,211
United States	4,749	4,116	3,700
Brazil	58,242	62,409	61,096
Argentina	13,546	12,345	10,857
Others	3,186	1,095	961
Total	150,318	160,167	147,825

	Property and equipment, net
	December 31,
(in thousands)	2012	2011	2010

Israel	9,440	10,244	10,053
United States	146	183	161
Brazil	20,132	25,892	31,112
Argentina	4,438	4,551	4,821
Total	34,156	40,870	46,147

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable	$ 1,356,000		$ 1,302,000
Impairment loss	672,000	[1]	904,000	[1]	157,000	[1]
Goodwill	8,043,000		8,514,000		10,079,000
Amount of salary employees are entitled to in retirement for every year employed	1 month
Severance expenses	1,204,000		1,172,000		770,000
Advertising expenses			6,400,000		6,600,000
Deferred expenses amortization period	2 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%
Revenue recognition period, rentals of leased equipment	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Revenue recognition period, rentals of leased equipment	3 years
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment loss	700,000
Goodwill	5,200,000		5,800,000
Goodwill, fair value	1,300,000
Certain Reporting Unit [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment loss	1,200,000		700,000
Goodwill			$ 2,000,000

[1]	See Note 12A1.

Summary Of Significant Accounting Policies (Schedule Of Relevant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1998	Dec. 31, 2012 Israel [Member] ILS	Dec. 31, 2011 Israel [Member] ILS	Dec. 31, 2010 Israel [Member] ILS	Dec. 31, 2012 Brazil [Member] BRL	Dec. 31, 2011 Brazil [Member] BRL	Dec. 31, 2010 Brazil [Member] BRL	Dec. 31, 2012 Israeli CPI [Member]	Dec. 31, 2011 Israeli CPI [Member]	Dec. 31, 2010 Israeli CPI [Member]
Dollar Exchange Rate Of Relevant Currencies [Line Items]
Exchange rate of one US dollar					3.733	3.821	3.549	2.0435	1.8758	1.6662
Israeli consumer price index				1							112.15	110.34	108
Increase (decrease) during the year: Exchange rate of one US dollar					(2.30%)	7.66%	(5.99%)	(8.94%)	12.57%	(4.31%)
Increase (decrease) during the year: Israeli consumer price index	1.60%	2.20%	2.70%

Summary Of Significant Accounting Policies (Schedule Of Depreciation Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	6.50%
Office Furniture, Equipment and Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	7.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	2.50%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Description of depreciation method	Duration of the lease which is less or equal to useful life.	Duration of the lease whichis less or equal to useful life.
Majority [Member] | Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%

Summary Of Significant Accounting Policies (Schedule Of Intangible Assets Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	10 years
Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	5 years
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	15 years
Others [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	3 years
Others [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	10 years

Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Current And Non-Current Assets [Abstract]
Prepaid expenses and others	$ 6,094		$ 3,221
Government institutions	3,156		4,974
Deferred installation expenses	2,647		3,133
Deferred income taxes	2,497	[1]	2,772	[1]
Advances to suppliers	865		954
Employees	135		103
Related parties	5		8
Other current assets, net	$ 15,399		$ 15,165

[1]	(*)See Note 16.

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Finished products	$ 12,222	$ 9,496
Raw materials	2,525	1,289
Work in progress		96
Inventory, net	$ 14,747	$ 10,881

Investments In Affiliated And Other Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007 Company [Member]	Dec. 31, 2012 Ecomtrade [Member]	Dec. 31, 2006 Locationet [Member]	Dec. 31, 2006 Locationet [Member] Former Subsidiary [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method				50.00%
Ownership percentage			10.64		21.28	10.64
Investments in affiliated company	$ 160	$ 207
Investments in affiliates, loans portion	249	234
Investments in other company	$ 82	$ 80

Other Non-Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current And Non-Current Assets [Abstract]
Government institutions	$ 700	$ 1,459
Deferred installation expenses	540	406
Deposits	650	351
Other non-current assets	$ 1,890	$ 2,216

Property And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment, Net [Abstract]
Depreciation	$ 13.3	$ 16.1	$ 14.7
Additional equipment purchased	$ 9.7	$ 16.5	$ 18.6

Property And Equipment, Net (Schedule Of Property And Equipment, Net) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating Equipment [Member]	Dec. 31, 2011 Operating Equipment [Member]	Dec. 31, 2012 Office Furniture, Equipment, And Computers [Member]	Dec. 31, 2011 Office Furniture, Equipment, And Computers [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2011 Buildings [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2011 Vehicles [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Property Subject To Operating Lease [Member]	Dec. 31, 2011 Property Subject To Operating Lease [Member]	Dec. 31, 2012 Property Subject To Operating Lease [Member] Operating Equipment [Member]	Dec. 31, 2011 Property Subject To Operating Lease [Member] Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 82,551,000	$ 97,691,000		$ 49,793,000	$ 66,695,000	$ 22,976,000	$ 21,183,000	$ 1,022,000	$ 1,022,000	$ 2,731,000	$ 3,067,000	$ 3,389,000	$ 3,196,000	$ 2,640,000	$ 2,528,000
Less - accumulated depreciation and amortization	(48,395,000)	(56,821,000)
Property and equipment, net	34,156,000	40,870,000	46,147,000
Operating equipment, amount subject to lease transactions																		28,800,000	45,200,000
Accumulated depreciation and amortization subject to lease transactions																$ 14,200,000	$ 25,500,000

Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 703	$ 818	$ 1,059
Estimated aggregate amortization of intangible assets - 2013	473
Estimated aggregate amortization of intangible assets - 2014	473
Estimated aggregate amortization of intangible assets - 2015	473
Estimated aggregate amortization of intangible assets - 2016	473
Estimated aggregate amortization of intangible assets - 2017	$ 272

Intangible Assets, Net (Schedule Of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 12,192
Accumulated amortization	(9,601)
Unamortized balance	2,591	3,355
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	4,052
Accumulated amortization	(2,253)
Unamortized balance	1,799	2,148
Customer Base [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,191
Accumulated amortization	(1,191)
Unamortized balance		180
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,230
Accumulated amortization	(460)
Unamortized balance	770	839
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,719
Accumulated amortization	(5,697)
Unamortized balance	$ 22	$ 188

Goodwill (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment	$ 672	$ 904	$ 157
Term used for projected net cash flows	3 years	3 years
Discount rate	19.00%	18.40%
Growth rate	2.00%	0.00%
Certain Reporting Unit [Member]
Goodwill [Line Items]
Goodwill impairment	700	700
United States [Member]
Goodwill [Line Items]
Goodwill impairment		$ 136	$ 157

Goodwill (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 8,514	$ 10,079
Impairment	(672)	(904)	(157)
Translation differences	201	(661)
Goodwill, Ending Balance	8,043	8,514	10,079
Location Based Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,265	5,503
Impairment	(672)	(904)
Translation differences	99	(334)
Goodwill, Ending Balance	3,692	4,265
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,249	4,576
Translation differences	102	(327)
Goodwill, Ending Balance	$ 4,351	$ 4,249

Credit From Banking Institutions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
Unutilized short-term lines of credit	$ 0.5

Credit From Banking Institutions (Schedule Of Line Of Credit Facilities And Current Portion Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit - in NIS	$ 45	$ 347
Current maturities of long-term loans	176	43
Loans payable to bank, total	$ 221	$ 390

Other Current Liabilities (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Other Current Liabilities [Abstract]
Accrued expenses	$ 10,092,000	[1]	$ 11,800,000	[1]
Employees and institutions in respect thereof	4,463,000		3,363,000
Government institutions	4,260,000		5,062,000
Related party	125,000		47,000
Accrued Dividend	2,570,000
Others	863,000		694,000
Other current liabilities	22,373,000		20,966,000
Legal fees	$ 5,800,000		$ 7,900,000

[1]	(*) As of December 31, 2012 and 2011 includes approximately US$5.8 million and US$7.9 million respectively, regarding the legal fees resulting from the claim described in Note 12A3.

Long-Term Loans From Banking Institutions (Summary Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Total	$ 176	$ 216
Less-current maturities	(176)	(43)
Debt excluding current maturities		$ 173
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	4.75%

Contingent Liabilities, Liens And Guarantees (Sale Of Subsidiary) (Details)	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended		13 Months Ended
	Dec. 31, 2012 ST Ltd. [Member] USD ($)	Jun. 13, 2011 Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Leonardo L.P. [Member] ILS	Dec. 31, 2012 Leonardo L.P. [Member] USD ($)	Dec. 31, 2011 Leonardo L.P. [Member] USD ($)	Jun. 13, 2011 Company [Member] USD ($)	Jun. 13, 2011 Company [Member] ILS	Dec. 31, 2012 Company [Member] USD ($)	Dec. 31, 2012 Company [Member] ILS	Dec. 31, 2012 Telematics Wireless Ltd. [Member] Escrow Amount [Member] USD ($)	Feb. 10, 2011 Sale Of Subsidiary [Member] USD ($)	Dec. 21, 2009 Sale Of Subsidiary [Member] USD ($)	Dec. 31, 2008 Sale Of Subsidiary [Member] USD ($)	Oct. 31, 2011 Sale Of Subsidiary [Member] USD ($)	Feb. 10, 2011 Sale Of Subsidiary [Member] Adjustment Escrow Amount [Member] USD ($)	Oct. 31, 2011 Sale Of Subsidiary [Member] Adjustment Escrow Amount [Member] USD ($)	Jan. 31, 2008 Sale Of Subsidiary [Member] Adjustment Escrow Amount [Member] USD ($)	Oct. 31, 2011 Sale Of Subsidiary [Member] Escrow Amount [Member] USD ($)	Jan. 31, 2008 Sale Of Subsidiary [Member] Escrow Amount [Member] USD ($)	Jan. 31, 2008 Sale Of Subsidiary [Member] Telematics Wireless Ltd. [Member] USD ($)
Contingent Liabilities, Liens And Guarantees [Line Items]
Proceeds from sale of shareholdings																				$ 80,000,000
Escrow deposits					22,400,000					7,500,000				4,900,000			5,000,000		7,500,000
Purchase price adjustment, purchaser claim amount													10,000,000
Purchase price adjustment, amount recognized													3,000,000
Purchase price adjustment, arbitrator amount											4,400,000
Escrow deposit disbursements		12,200,000	49,700,000			7,400,000	32,200,000											3,000,000
Escrow account surplus release ratio		60.00%	60.00%
Other non-operating expense associated with litigation				14,700,000
Amount presented as capital notes				5,900,000
Amount presented as capital notes, adjustment				600,000
Amount required to be paid by arbitrator		22,400,000	81,900,000
Escrow deposit disbursements to purchaser																4,400,000
Escrow deposit disbursements, including interest															572,000
Escrow deposit disbursements, including interest, to purchaser																4,650,000
Escrow deposit dispursements, interest on deposit received								260,000	1,000,000
Damages sought by purchaser	10,300,000											4,300,000
Damages sought by purchaser although no damages were incurred												$ 4,300,000

Contingent Liabilities, Liens And Guarantees (Convertible Notes) (Details)	12 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 13, 2011 Convertible Notes [Member] USD ($)	Jun. 13, 2011 Convertible Notes [Member] ILS	Jun. 13, 2011 Damages Awarded Less Interest, Legal Fees, And Linkage Differences [Member] Convertible Notes [Member] USD ($)	Jun. 13, 2011 Legal Fees [Member] Convertible Notes [Member] USD ($)	Jun. 13, 2011 Legal Fees [Member] Convertible Notes [Member] ILS
Contingent Liabilities, Liens And Guarantees [Line Items]
Damages awarded				$ 22,700,000	78,700,000	$ 9,600,000	$ 300,000	1,200,000
Other non-operating expenses	(6,755,000)	819,000	14,745,000
Settlements of litigation obligation in connection with financial transaction	$ (7,462,000)	$ 22,419,000

Contingent Liabilities, Liens And Guarantees (Sao Paulo State Revenue Services) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Unsettled [Member] USD ($)	Jul. 13, 2010 Sao Paulo State Revenue Services [Member]	Dec. 31, 2012 Sao Paulo State Revenue Services [Member] USD ($)	Dec. 31, 2012 Sao Paulo State Revenue Services [Member] BRL	Dec. 31, 2011 Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Tax Deficiency [Member] Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Tax Deficiency [Member] Sao Paulo State Revenue Services [Member] BRL	Jul. 13, 2010 Interest [Member] Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Interest [Member] Sao Paulo State Revenue Services [Member] BRL	Jul. 13, 2010 Penalties [Member] Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Penalties [Member] Sao Paulo State Revenue Services [Member] BRL
Contingent Liabilities, Liens And Guarantees [Line Items]
Possible state value added tax rate				25.00%
Aggregate sum claimed pursuant to tax deficiency					$ 95,000,000	195,600,000
Amount of possible loss	95,000,000							22,100,000	36,499,984	18,200,000	30,282,420	40,000,000	66,143,446
Legal fees	$ 5,800,000	$ 7,900,000	$ 5,800,000				$ 7,900,000

Contingent Liabilities, Liens And Guarantees (Brazilian Internal Revenue Service) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Brazilian Internal Revenue Service [Member] USD ($)	Dec. 31, 2012 Brazilian Internal Revenue Service [Member] BRL	Jun. 24, 2010 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] USD ($)	Jun. 24, 2010 Tax Assessment [Member] Brazilian Internal Revenue Service [Member] BRL
Contingent Liabilities, Liens And Guarantees [Line Items]
Amount of possible loss	$ 95,000,000			$ 4,180,000	7,571,164
Aggregate sum claimed pursuant to tax deficiency		$ 4,200,000	8,600,000

Contingent Liabilities, Liens And Guarantees (Commitments) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2008	Nov. 30, 2007	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011
Contingent Liabilities, Liens And Guarantees [Abstract]
Minimum future rentals under operating leases - 2013					$ 1.9
Minimum future rentals under operating leases - 2014					0.5
Minimum future rentals under operating leases - 2015					0.3
Minimum future rentals under operating leases - 2016					0.1
Minimum future rentals under operating leases - 2017					30
Leasing fees			2.9	2.8
Term of Frame Product and Service Purchase Agreement		10 years
Term of any renewal period for Frame Product and Service Purchase Agreement		12 months
Term of Revenue Sharing Agreement	5 years
Aggregate amount obligated to purchase from Telematics					$ 1.5	$ 8.9

Stockholders' Equity (Narrative) (Details)	0 Months Ended			1 Months Ended																	12 Months Ended				36 Months Ended
	Feb. 21, 2012	May 20, 2008 USD ($)	Jul. 17, 2006 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2013 ILS	Nov. 30, 2012 USD ($)	Nov. 30, 2012 ILS	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS	May 31, 2012 USD ($)	May 31, 2012 ILS	Feb. 29, 2012 USD ($)	Feb. 29, 2012 ILS	Mar. 31, 2011 USD ($)	Feb. 28, 2011 USD ($)	Feb. 28, 2011 ILS	Apr. 30, 2010 USD ($)	Apr. 30, 2010 ILS	Feb. 28, 2010 USD ($)	Nov. 30, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2008 USD ($)
Stockholders' Equity [Abstract]
Amount authorized for repurchase of ordinary shares		$ 30,000,000	$ 10,000,000
Authorized increase for repurchase of ordinary shares		10,000,000
Treasury stock acquired																									2,507,314
Treasury stock acquired, value																									27,100,000
Percentage of outstanding stock in treasury stock																						10.70%	10.70%	10.70%
Dividend rate as a percentage of net income																				25.00%
Dividend rate as a percentage of net profits	50.00%
Dividend paid				$ 7,000,000	25,400,000	$ 2,600,000	9,700,000	$ 5,200,000	20,000,000	$ 2,500,000	9,700,000	$ 25,800,000	96,000,000		$ 21,800,000	78,800,000	$ 31,600,000	117,200,000			$ 33,308,000	$ 21,782,000	$ 31,620,000
Dividend paid per share				$ 0.33		$ 0.12		$ 0.24		$ 0.12		$ 1.23		$ 1					$ 1.5

Stockholders' Equity (Schedule of Common Stock) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)
Stockholders' Equity [Abstract]
Ordinary shares, Par value	$ 0.3333	0.3333	$ 0.3333
Ordinary shares, Registered	60,000,000	60,000,000	60,000,000
Ordinary shares, Issued and fully paid	23,475,431	23,475,431	23,475,431

Other Expenses, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Expenses, Net [Abstract]
Adjustment of purchase price of subsidiary					$ 975,000
Impairment of goodwil	672,000	[1]	904,000	[1]	157,000	[1]
Legal expenses			7,863,000	[2]
Write off of account receivable in respect of sale of subsidiary	484,000	[3]
Debt write-off	500,000
Cash received from sale of subsidiary	300,000
Other	461,000		(76,000)		24,000
Other expenses, net	$ 1,617,000		$ 8,691,000		$ 1,156,000

[1]	See Note 12A1.
[2]	See Note 8.
[3]	See Note 12A3.

Financing Income, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Income, Net [Abstract]
Short-term interest expenses, commissions and other	$ (873)	$ (224)	$ (404)
Gains (losses) on derivative financial instruments		(314)	819
Gains in respect of marketable securities	2	22	30
Interest expenses in respect of long-term loans	(8)	(12)	(4)
Interest income in respect of deposit	1,770	1,817	1,168
Exchange rate differences and others, net	96	811	(1,470)
Financing income, net	$ 987	$ 2,100	$ 139

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Israel [Member]	Dec. 31, 2011 United States [Member]	Dec. 31, 2011 Foreign Tax Authority [Member]	Dec. 31, 2011 Domestic Tax Authority [Member]	Dec. 31, 2012 Scenario, Forecast [Member]	Dec. 31, 2012 Beneficiary Enterprise [Member]	Dec. 31, 2012 Beneficiary Enterprise [Member] Scenario, Forecast [Member]	Dec. 31, 2011 Preferred Company [Member]	Dec. 31, 2012 Preferred Company [Member] Scenario, Forecast [Member]	Dec. 31, 2012 2011 [Member]	Dec. 31, 2012 2012 [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2012 2012 [Member] Preferred Company [Member] Scenario, Actual [Member]	Dec. 31, 2012 2013 [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2012 2014 [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2013 2014 [Member] Preferred Company [Member] Scenario, Previously Forecasted [Member]	Dec. 31, 2012 2015 [Member] Scenario, Forecast [Member]	Dec. 31, 2013 2015 [Member] Preferred Company [Member] Scenario, Forecast [Member]	Dec. 31, 2012 2016 and Thereafter [Member] Scenario, Previously Forecasted [Member]
Income Taxes [Line Items]
Term company is entitled to tax benefits									2 years
Tax rate applicable to the Company	25.00%	24.00%	25.00%					25.00%		15.00%	15.00%	15.00%	24.00%	23.00%	15.00%	22.00%	21.00%		20.00%		18.00%
Tax rate applicable to the Company for 2015 and thereafter																		12.5		12
Carry forward tax losses						$ 11,500,000	$ 900,000
Carry forward tax losses, expiration				indefinitely	2022
Unrecognized tax benefits potential new balance in the next 12 months		$ 0

Income Taxes (Schedule Of Components Of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
Current taxes: In Israel	$ 4,896	$ 2,003	$ 3,191
Current taxes: Outside Israel	6,013	6,530	5,396
Current taxes	10,909	8,533	8,587
Deferred taxes: In Israel	(249)	1,425	(1,877)
Deferred taxes: Outside Israel	1,204	(3,564)	804
Deferred tax expense (benefit)	955	(2,139)	(1,073)
Taxes in respect of prior years: In Israel	(126)	(739)	(1,228)
Taxes in respect of prior years: Outside Israel	(48)
Taxes in respect of prior years	(174)	(739)	(1,228)
Income tax expense (benefit)	$ 11,690	$ 5,655	$ 6,286

Income Taxes (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
Pretax income	$ 37,689	$ 27,864	$ 16,062
Statutory tax rate	25.00%	24.00%	25.00%
Tax computed at the ordinary tax rate	9,422	6,687	4,016
Nondeductible expenses	418	506	290
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	1,087	757	2,028
Deductible financial expenses recorded to additional paid-in capital	(244)	136	(331)
Taxes in respect of prior years	(174)	(739)	(1,228)
Tax adjustment in respect of different tax rates	1,734	821	1,726
Utilization of losses of prior years in respect of which no deferred taxes were generated		(1,292)	(409)
Taxes in respect of withholding at the source from royalties	853	177	148
Adjustment in respect of tax rate deriving from "approved enterprises"	(1,233)	(801)
Other	(1,173)	(597)	46
Income tax expense (benefit)	$ 11,690	$ 5,655	$ 6,286

Income Taxes (Summary Of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Tax [Abstract]
Provision for employee related obligations, current	$ 155		$ 97
Provision for legal obligation, current	2,382		2,675
Deferred taxes included in other current assets	2,497	[1]	2,772	[1]
Provision for employee related obligations, non-current	534		450
Carry forward tax losses, non-current	3,188		3,892
Temporary differences, net, non-current	2,201		2,523
Gross deferred income taxes, non-current	5,923		6,865
Valuation allowance, non-current	(2,392)		(2,089)
Deferred income taxes, non-current	$ 3,531		$ 4,776

[1]	(*)See Note 16.

Income Taxes (Schedule Of Deferred Taxes Balance Sheet Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent Classification [Abstract]
Deferred income taxes included in long-term investments and other assets	$ 4,174	$ 5,568
Deferred income taxes included in long-term liabilities	(643)	(792)
Deferred income taxes, non-current	$ 3,531	$ 4,776

Income Taxes (Schedule Of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
The Company and its Israeli subsidiaries	$ 20,060	$ 19,680	$ (2,664)
Non-Israeli subsidiaries	17,629	8,154	18,726
Income before income tax	$ 37,689	$ 27,864	$ 16,062

Income Taxes (Changes In Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
Balance	$ 1,504		$ 4,619
Translation differences			(276)
Decrease related tax positions of prior years	(1,076)
Translation differences related to the current year	11	1,504	(4,343)
Balance	439	1,504
Taxes in respect of prior years	$ (174)	$ (739)	$ (1,228)

Earnings Per Share (Schedule Of Net Income Used In Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	$ 24,880	$ 21,278	$ 8,702

Earnings Per Share (Schedule Of Weighted Average Shares Used In Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic earnings per share	20,968	20,968	20,968
Weighted Average Number of Shares Outstanding, Diluted	20,968	20,968	20,968

Related Parties (Details)	12 Months Ended
	Dec. 31, 2012 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Tzivtit Insurance [Member] ILS	Dec. 31, 2011 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2010 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2011 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2010 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2011 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2011 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2012 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2012 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2012 Eyal Sheratzky And Nir Sheratzky[Member] A. Sheratzky Holdings [Member]	Dec. 31, 2012 Yehuda Kahane [Member] USD ($)	Dec. 31, 2011 Yehuda Kahane [Member] USD ($)	Dec. 31, 2010 Yehuda Kahane [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] ILS	Dec. 31, 2011 Gil Sheratzky [Member] USD ($)	Dec. 31, 2010 Gil Sheratzky [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] E-Com Global Electronic Commerce Lt. [Member]	Dec. 31, 2011 Maximum [Member] Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Payments for insurance policies								$ 280,000	$ 280,000	$ 189,000	$ 198,000
Related party commision from insurance company	72,000	278,000	50,000	65,000
Monthly cost												25,000	98,000	13,100	48,892	13,200	49,307			4,300		6,700	25,000
Percentage of increase in profit avaliable based on agreement																										2.00%
Percentage of pretax income avaliable based on agreement												5.00%	5.00%					1.00%									1.00%
Term of agreement												2 years	2 years
Term of automatic extension												2 years	2 years
Notice required to terminate agreement												180 days	180 days
Thresehold term agreement for Israeli law												3 years	3 years					3 years	3 years			3 years	3 years
Aggregate expenses					$ 2,691,000	$ 2,618,000	$ 2,284,000												$ 56,000	$ 59,000	$ 55,000	$ 203,000		$ 196,000	$ 175,000

Segment Reporting (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 segment
Segment Reporting [Abstract]
Number of reportable segments		2
Customer sale percentage of total revenue, maximum	10.00%

Segment Reporting (Schedule Of Segment Reporting Infomation By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 150,318	$ 160,167	$ 147,825
Operating income	29,947	26,583	30,668
Goodwill	8,043	8,514	10,079
Expenditures for assets	10,033	16,235	18,680
Depreciation and amortization	14,671	17,801	15,875
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	114,565	120,410	108,101
Operating income	29,604	22,468	31,994
Assets	64,332	71,100	71,101
Goodwill	3,692	4,265	5,503
Expenditures for assets	7,636	12,982	14,755
Depreciation and amortization	11,472	14,376	12,470
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	35,753	39,757	39,724
Operating income	343	4,115	(1,326)
Assets	9,129	7,696	9,255
Goodwill	4,351	4,249	4,576
Expenditures for assets	77	188	210
Depreciation and amortization	130	127	89
Other [Member]
Segment Reporting Information [Line Items]
Assets		990	1,454
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenues	150,318	160,167	147,825
Operating income	29,947	26,583	30,668
Assets	73,461	79,786	81,810
Goodwill	8,043	8,514	10,079
Expenditures for assets	7,713	13,170	14,965
Depreciation and amortization	$ 11,602	$ 14,503	$ 12,559

Segment Reporting (Reconciliation Of Reporting Information From Segments To Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues	$ 150,318	$ 160,167	$ 147,825
Total operating income for reportable segments	29,947	26,583	30,668
Other (expenses) income	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Income before income tax	37,689	27,864	16,062
Current assets	85,789	87,018
Property and equipment, net	34,156	40,870	46,147
Total assets	147,339	157,457	188,344
Expenditures for assets	10,033	16,235	18,680
Depreciation and amortization	14,671	17,801	15,875
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues	150,318	160,167	147,825
Total operating income for reportable segments	29,947	26,583	30,668
Total assets	81,504	88,300	91,889
Expenditures for assets	7,713	13,170	14,965
Depreciation and amortization	11,602	14,503	12,559
Unallocated Amounts [Member]
Segment Reporting Information [Line Items]
Other (expenses) income	6,755	(819)	(14,745)
Financing income, net	987	2,100	139
Current assets	48,512	50,339	75,396
Investments in affiliated and other companies	242	287	306
Property and equipment, net	9,187	9,278	9,795
Other assets	2,500	3,108	4,178
Other unallocated amounts	5,394	6,145	6,780
Other significant items, unallocated amounts	2,320	3,065	3,715
Depreciation and amortization, unallocated amounts	$ 3,069	$ 3,298	$ 3,316

Segment Reporting (Schedule Of Revenue And Long-Lived Assets By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 150,318	$ 160,167	$ 147,825
Property and equipment, net	34,156	40,870	46,147
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	70,595	80,202	71,211
Property and equipment, net	9,440	10,244	10,053
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,749	4,116	3,700
Property and equipment, net	146	183	161
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,242	62,409	61,096
Property and equipment, net	20,132	25,892	31,112
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,546	12,345	10,857
Property and equipment, net	4,438	4,551	4,821
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,186	$ 1,095	$ 961

Financial Instruments And Risks Management (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments And Risks Management [Abstract]
Derivatives		$ 32,000
Amount of gain or loss recognized in income on derivatives	$ 314,000	$ 819,000